UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

SEMIANNUAL REPORT
June 30, 2007

Goldman Sachs Trust
Financial Square FundsSM

Taxable Funds*
Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.
Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.
Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Service, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.
Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.
Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.
Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
Tax-Exempt Fund*
Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ Prospectuses and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Goldman Sachs Trust
Financial Square FundsSM

Summary of Financial Square Funds Institutional (“FST”) Shares* as of
June 30, 2007

	Standardized	Standardized		Weighted
	7-Day	7-Day	30 Day	Avg.
	Current	Effective	Current	Maturity
Financial Square Funds	Yield	Yield	Yield	(days)

Prime Obligations	5.21%	5.35%	5.19%	38

Money Market	5.21	5.34	5.19	40

Treasury Obligations	4.73	4.84	4.92	5

Treasury Instruments	4.33	4.42	4.75	13

Government	5.19	5.32	5.15	22

Federal	5.08	5.20	5.06	47

Tax-Free Money Market	3.60	3.66	3.57	17

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, and the Service Shares pay 0.50% of the daily average net assets of the respective Shares. If these fees were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing service fees of the Funds
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
     Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

Sector Allocations†
Taxable Funds

As of June 30, 2007

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	0.7%	—	—	—	—	—

Certificates of Deposit	2.4	—	—	—	—	—

Certificates of Deposit—Eurodollar	—	2.2%	—	—	—	—

Certificates of Deposit—Yankeedollar	—	11.5	—	—	—	—

Commercial Paper & Corporate Obligations	56.3	40.2	—	—	—	—

Master Demand Notes	1.1	0.7	—	—	—	—

Medium-Term Notes	1.3	1.1	—	—	—	—

Repurchase Agreements	11.0	8.0	100.1%	—	99.9%	—

Time Deposits	1.5	7.2	—	—	—	—

U.S. Government Agency Obligation	—	—	—	—	—	99.6%

U.S. Treasury Obligation	—	—	—	100.2%	—	—

Variable Rate Obligations	25.8	29.2	—	—	—	—

As of December 31, 2006

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	1.6%	—	—	—	—	—

Certificates of Deposit	4.6	0.1%	—	—	—	—

Certificates of Deposit— Eurodollar	—	4.4	—	—	—	—

Certificates of Deposit— Yankeedollar	—	10.7	—	—	—	—

Commercial Paper & Corporate Obligations	50.8	43.7	—	—	—	—

Master Demand Notes	3.7	3.1	—	—	—	—

Medium-Term Notes	1.1	1.2	—	—	—	—

Repurchase Agreements	8.4	7.5	100.1%	—	90.3%	—

Time Deposits	1.4	1.7	—	—	—	—

U.S. Government Agency Obligations	1.1	1.0	—	—	9.7	99.7%

U.S. Treasury Obligations	—	—	—	100.4%	—	—

Variable Rate Obligations	27.3	26.9	—	—	—	—

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Percentages for other assets and/or liabilities are not shown, therefore figures may not sum to 100%.

Sector Allocations†
Tax-Exempt Fund

As of June 30, 2007

Tax-Free
Security Type	Money Market

Commercial Paper	12.1%

General Obligation Bond	0.3

Put Bonds	0.4

Revenue Anticipation Notes	0.6

Revenue Bonds	0.1

Tax and Revenue Anticipation Notes	0.2

Tax Anticipation Notes	0.4

Variable Rate Obligations	91.0

As of December 31, 2006

Tax-Free
Security Type	Money Market

Commercial Paper	5.4%

General Obligation Bond	0.2

Put Bonds	0.9

Revenue Anticipation Notes	0.1

Revenue Bonds	0.1

Tax and Revenue Anticipation Notes	3.6

Tax Anticipation Notes	0.7

Variable Rate Obligations	83.8

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Percentages for other assets and/or liabilities are not shown, therefore figures may not sum to 100%.

Schedule of Investments

Financial Square Prime Obligations Fund
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—56.3%
Adirondack Corp.
$100,000,000	5.320%	08/08/07	$99,438,444
265,000,000	5.330	08/10/07	263,430,611
Altius I Funding Corp.
90,000,000	5.260	07/10/07	89,881,650
85,000,000	5.300	07/12/07	84,862,347
49,550,000	5.270	08/07/07	49,281,618
Amstel Funding Corp.
171,800,000	5.235	07/20/07	171,325,331
Aspen Funding Corp.
110,000,000	5.235	07/23/07	109,648,092
50,000,000	5.210	07/25/07	49,826,333
Atlantic Asset Securitization Corp.
198,090,000	5.350	07/02/07	198,060,562
91,000,000	5.235	07/06/07	90,933,835
34,822,000	5.160	09/20/07	34,417,717
Atlantis One Funding Corp.
75,000,000	5.235	07/20/07	74,792,781
37,541,000	5.240	08/17/07	37,284,178
97,000,000	5.260	09/19/07	95,866,178
130,000,000	5.260	09/20/07	128,461,450
56,214,000	5.260	09/24/07	55,515,853
100,000,000	5.275	09/28/07	98,695,903
Austra Corp.
110,000,000	5.300	07/19/07	109,708,500
BA Credit Card Trust (Emerald)
273,900,000	5.240	07/16/07	273,301,985
82,120,000	5.245	07/19/07	81,904,640
140,000,000	5.245	07/24/07	139,530,864
115,000,000	5.240	08/16/07	114,230,011
200,000,000	5.255	08/22/07	198,481,889
98,500,000	5.255	08/23/07	97,737,952
38,100,000	5.260	08/29/07	37,771,557
259,100,000	5.260	09/04/07	256,639,270
125,000,000	5.275	09/06/07	123,772,830
Bank of America Corp.
240,000,000	5.170	07/05/07	239,862,133
Barton Capital LLC
416,520,000	5.350	07/02/07	416,458,100
75,000,000	5.300	08/10/07	74,558,333
Bavaria Trust Corp.
400,185,000	5.400	07/02/07	400,124,972
75,000,000	5.300	07/05/07	74,955,833
70,000,000	5.320	07/05/07	69,958,622
11,585,000	5.250	08/08/07	11,520,800
Bear Stearns & Cos., Inc.
243,000,000	5.170	07/02/07	242,965,102
184,400,000	5.200	07/13/07	184,080,373
Beethoven Funding Corp.
86,112,000	5.250	07/20/07	85,873,398
67,873,000	5.240	08/14/07	67,438,311
177,403,000	5.250	09/06/07	175,669,625
100,000,000	5.270	09/13/07	98,916,722
175,000,000	5.270	09/25/07	172,796,847
Beta Finance Corp.
39,000,000	5.240	07/24/07	38,869,437
110,000,000	5.260	09/17/07	108,746,367
70,000,000	5.258	09/20/07	69,171,865
Cafco LLC
238,000,000	5.350	07/02/07	237,964,631
100,000,000	5.230	07/09/07	99,883,778
Cancara Asset Securitization LLC
96,366,000	5.240	08/14/07	95,748,829
Cancara Asset Securitization Ltd.
66,902,000	5.240	08/16/07	66,454,054
Chariot Funding LLC
102,276,000	5.250	08/30/07	101,381,085
Charta LLC
80,300,000	5.280	07/25/07	80,017,344
150,000,000	5.300	08/02/07	149,293,334
100,000,000	5.300	08/24/07	99,205,000
80,000,000	5.245	09/13/07	79,137,489
Citibank Credit Card Issuance Trust (Dakota Corp.)
84,000,000	5.240	07/03/07	83,975,547
105,000,000	5.245	07/10/07	104,862,319
175,000,000	5.240	07/20/07	174,516,028
50,000,000	5.240	08/14/07	49,679,778
95,000,000	5.240	08/16/07	94,363,922
180,000,000	5.250	08/24/07	178,582,500
100,000,000	5.260	09/04/07	99,050,278
262,989,000	5.250	09/14/07	260,112,558
150,000,000	5.255	09/14/07	148,357,812
125,000,000	5.270	09/19/07	123,536,111
Citigroup Funding, Inc.
90,000,000	5.285	09/20/07	88,929,787
Compass Securitization LLC
67,000,000	5.270	09/17/07	66,234,972
Concord Minutemen Capital Co. LLC
60,000,000	5.210	08/02/07	59,722,133
97,200,000	5.190	08/03/07	96,737,571
55,000,000	5.240	08/03/07	54,735,817
51,122,000	5.185	08/10/07	50,827,480
147,165,000	5.240	08/14/07	146,222,490
71,930,000	5.140	08/20/07	71,416,500
CRC Funding LLC
90,000,000	5.230	07/09/07	89,895,400
40,000,000	5.270	07/30/07	39,830,189
100,000,000	5.300	08/15/07	99,337,500
100,000,000	5.290	08/29/07	99,133,028
Crown Point Capital Co. LLC
190,000,000	5.180	10/10/07	187,238,772

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Curzon Funding LLC
$245,000,000	5.235%	07/24/07	$244,180,577
87,000,000	5.260	09/19/07	85,983,067
95,000,000	5.170	11/13/07	93,158,187
100,000,000	5.170	11/16/07	98,018,167
Davis Square Funding III (Delaware) Corp.
79,000,000	5.290	07/13/07	78,860,697
Davis Square Funding IV (Delaware) Corp.
75,000,000	5.300	07/09/07	74,911,667
100,000,000	5.290	07/13/07	99,823,667
Davis Square Funding V (Delaware) Corp.
70,000,000	5.290	07/13/07	69,876,567
85,000,000	5.290	07/20/07	84,762,685
Fountain Square Commercial Funding Corp.
43,381,000	5.300	07/12/07	43,310,747
90,000,000	5.240	08/14/07	89,423,600
75,000,000	5.250	08/22/07	74,431,250
G Street Finance (Delaware) Corp.
50,000,000	5.260	07/19/07	49,868,500
140,000,000	5.260	07/24/07	139,529,522
Galaxy Funding, Inc.
45,000,000	5.250	09/05/07	44,566,875
Galleon Capital Corp.
45,350,000	5.300	07/10/07	45,289,911
150,000,000	5.300	07/11/07	149,779,167
136,303,000	5.240	08/22/07	135,271,338
75,000,000	5.260	09/17/07	74,145,250
Gemini Securitization Corp.
85,000,000	5.235	08/09/07	84,517,944
43,296,000	5.250	09/04/07	42,885,590
General Electric Capital Corp.
200,000,000	5.150	10/15/07	196,967,222
150,000,000	5.145	11/02/07	147,341,750
General Electric Capital Services
300,000,000	5.155	11/09/07	294,372,458
George Street Finance LLC
53,825,000	5.340	07/23/07	53,649,351
80,000,000	5.260	09/11/07	79,158,400
Govco, Inc.
47,940,000	5.240	08/22/07	47,577,147
50,000,000	5.240	08/23/07	49,614,278
20,000,000	5.240	08/24/07	19,842,800
52,000,000	5.220	12/21/07	50,695,580
Grampian Funding LLC
150,000,000	5.210	07/31/07	149,348,750
289,000,000	5.210	08/03/07	287,619,784
195,000,000	5.175	10/05/07	192,309,000
210,000,000	5.175	10/09/07	206,981,250
200,000,000	5.190	11/21/07	195,876,833
240,000,000	5.220	12/18/07	234,084,000
K2 (USA) LLC
100,000,000	5.210	08/02/07	99,536,889
Lake Constance Funding Ltd.
140,000,000	5.240	07/13/07	139,755,467
50,000,000	5.210	08/14/07	49,681,611
45,000,000	5.240	08/17/07	44,692,150
58,000,000	5.260	09/13/07	57,372,891
Landale Funding LLC
78,559,000	5.240	08/15/07	78,044,439
115,000,000	5.250	09/10/07	113,809,271
125,000,000	5.255	09/10/07	123,704,497
Legacy Capital Co. LLC
148,160,000	5.300	07/13/07	147,898,251
107,943,000	5.210	08/24/07	107,099,425
Liberty Street Funding Corp.
50,000,000	5.240	08/20/07	49,636,111
Mane Funding Corp.
64,738,000	5.240	08/16/07	64,304,543
50,000,000	5.260	09/18/07	49,422,861
Monument Gardens Funding LLC
80,000,000	5.430	07/02/07	79,987,933
80,000,000	5.450	07/02/07	79,987,889
100,000,000	5.260	08/09/07	99,430,167
62,500,000	5.270	09/12/07	61,832,101
50,000,000	5.270	09/13/07	49,458,361
Morgan Stanley
180,000,000	5.180	07/02/07	179,974,100
Newport Funding Corp.
135,000,000	5.235	07/23/07	134,568,113
50,000,000	5.210	07/25/07	49,826,333
62,600,000	5.240	08/10/07	62,235,529
50,000,000	5.180	10/05/07	49,309,333
Nieuw Amsterdam Receivables Corp.
53,083,000	5.240	07/25/07	52,897,563
North Sea Funding LLC
69,092,000	5.230	07/19/07	68,911,324
170,628,000	5.260	09/04/07	169,007,508
27,868,000	5.185	10/17/07	27,434,513
Park Avenue Receivables Co. LLC
100,227,000	5.280	07/16/07	100,006,501
50,000,000	5.270	07/23/07	49,838,972
Park Granada LLC
55,000,000	5.420	07/02/07	54,991,719
Sierra Madre Funding Ltd.
70,000,000	5.300	07/06/07	69,948,472
130,000,000	5.300	07/20/07	129,636,361
Simba Funding Corp.
100,000,000	5.235	07/23/07	99,680,083
145,000,000	5.240	08/23/07	143,881,406
128,130,000	5.240	08/24/07	127,122,898
227,120,000	5.240	08/27/07	225,235,660
70,000,000	5.250	08/28/07	69,407,917
Solitaire Funding LLC
65,000,000	5.175	10/11/07	64,046,937

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Thames Asset Global Securitization, Inc.
$14,229,000	5.240%	07/16/07	$14,197,933
48,396,000	5.310	07/17/07	48,281,785
40,786,000	5.240	07/18/07	40,685,077
90,000,000	5.310	07/18/07	89,774,325
10,000,000	5.240	07/30/07	9,957,789
Three Pillars Funding LLC
42,131,000	5.260	07/16/07	42,038,663
Three Rivers Funding Corp.
194,664,000	5.280	07/09/07	194,435,594
145,062,000	5.280	07/10/07	144,870,518
99,409,000	5.300	07/16/07	99,189,472
60,000,000	5.240	08/14/07	59,615,733
Thunder Bay Funding, Inc.
44,537,000	5.300	07/12/07	44,464,875
77,394,000	5.175	10/10/07	76,270,336
Ticonderoga Funding LLC
100,000,000	5.280	07/09/07	99,882,667
80,000,000	5.310	07/27/07	79,693,200
76,830,000	5.240	08/03/07	76,460,960
Tulip Funding Corp.
130,000,000	5.295	07/05/07	129,923,517
41,225,000	5.310	07/05/07	41,200,677
185,000,000	5.260	08/15/07	183,783,625
United Parcel Service, Inc.
45,000,000	5.210	07/31/07	44,804,625
Victory Receivables Corp.
100,000,000	5.300	07/16/07	99,779,167
70,000,000	5.235	07/24/07	69,765,879
Yorktown Capital LLC
70,000,000	5.310	07/18/07	69,824,475
60,541,000	5.300	08/15/07	60,139,916
91,343,000	5.270	09/13/07	90,353,502

Total Commercial Paper and Corporate Obligations			$18,614,197,244

Bank Note—0.7%
Bank of America Corp.
$220,000,000	5.250%	05/02/08	$220,000,000

Certificates of Deposit—2.4%
Bank of America Corp.
$250,000,000	5.280%	01/10/08	$250,000,000
SunTrust Bank
299,000,000	5.350	08/03/07	299,000,000
Wells Fargo Bank
147,000,000	5.600	07/19/07	147,000,000
105,000,000	5.500	08/07/07	105,000,000

Total Certificates of Deposit			$801,000,000

Master Demand Note—1.1%
Bank of America Securities LLC
$365,000,000	5.435%	07/02/07	$365,000,000

Medium Term Notes—1.3%
K2 (USA) LLC
$120,000,000	5.355%	06/09/08	$119,994,564
Lehman Brothers Holdings, Inc.
22,040,000	7.000	02/01/08	22,246,406
Wal-Mart Stores, Inc.
285,000,000	5.502	07/16/07	285,007,544

Total Medium Term Notes			$427,248,514

Variable Rate Obligations(a)—25.8%
AIG Matched Funding Corp.
$190,000,000	5.320%	07/02/07	$190,000,000
Allstate Life Global Funding II
140,000,000	5.290	07/11/07	140,000,000
50,000,000	5.360	07/16/07	50,000,000
70,000,000	5.410	07/16/07	70,000,000
50,000,000	5.320	07/27/07	50,000,000
American Express Bank FSB
100,000,000	5.290	07/09/07	99,996,369
150,000,000	5.290	07/19/07	150,000,000
American Express Centurion Bank
23,500,000	5.320	07/18/07	23,502,046
150,000,000	5.290	07/19/07	150,000,000
American Express Credit Corp.
70,000,000	5.420	07/05/07	70,000,000
American International Group, Inc.
150,000,000	5.360	09/24/07	150,041,147
Bank of America NA
200,000,000	5.280	07/02/07	200,000,000
Bank of New York Co., Inc.
200,000,000	5.290	07/12/07	200,000,000
100,000,000	5.335	09/17/07	100,010,420
Cancara Asset Securitization Ltd.
195,000,000	5.285	07/16/07	194,999,194
Crown Point Capital Co. LLC
95,000,000	5.270	07/05/07	94,999,788
100,000,000	5.270	07/09/07	99,996,183
190,000,000	5.310	09/10/07	189,993,030
Fairway Finance Corp.
95,000,000	5.280	07/02/07	94,998,214
95,000,000	5.280	07/09/07	94,999,974
Fifth Third Bank
369,225,000	5.260	07/05/07	369,156,642
Florida Hurricane Catastrophe Fund
200,000,000	5.330	07/16/07	200,000,000
General Electric Capital Corp.
156,000,000	5.445	07/09/07	156,000,000
215,000,000	5.280	07/24/07	215,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Hartford Life Insurance Co.(b)
$100,000,000	5.450%	07/02/07	$100,000,000
JPMorgan Chase & Co.
100,000,000	5.290	07/02/07	100,000,000
Lehman Brothers Holdings, Inc.
145,000,000	5.460	08/20/07	145,020,003
140,000,000	5.350	09/27/07	140,000,000
Lexington Parker Capital Corp.
95,000,000	5.270	07/06/07	94,996,510
195,000,000	5.300	07/10/07	194,999,043
Merrill Lynch & Co., Inc.
145,000,000	5.400	07/05/07	145,000,000
50,000,000	5.475	07/09/07	50,001,568
145,000,000	5.570	07/11/07	145,000,000
100,000,000	5.330	07/16/07	100,000,000
MetLife, Inc.(b)
150,000,000	5.415	07/26/07	150,000,000
190,000,000	5.410	08/22/07	190,000,000
Metropolitan Life Global Funding I
85,000,000	5.430	07/30/07	85,000,000
Morgan Stanley
225,000,000	5.435	07/02/07	225,000,000
Morgan Stanley & Co.
700,000,000	5.445	07/02/07	700,000,000
25,000,000	5.400	07/05/07	25,000,000
150,000,000	5.410	07/27/07	150,000,000
National City Bank
50,000,000	5.380	07/02/07	50,037,011
87,000,000	5.411	08/06/07	87,064,668
New York Life Insurance Co.(b)
65,000,000	5.420	09/28/07	65,000,000
250,000,000	5.420	09/30/07	250,000,000
Pacific Life Global Funding
100,000,000	5.390	07/05/07	100,000,000
Pacific Life Insurance Co.
50,000,000	5.370	07/13/07	50,000,000
SunTrust Bank
38,000,000	5.290	07/19/07	37,999,975
295,000,000	5.355	07/23/07	295,086,292
225,000,000	5.360	09/12/07	225,075,199
Union Hamilton Reinsurance Co.
155,000,000	5.360	09/28/07	155,000,000
US Bank NA
120,000,000	5.280	07/02/07	119,991,946
Variable Funding Capital Corp.
400,000,000	5.290	07/23/07	400,000,000
Wachovia Asset Securitization, Inc.(b)
103,364,226	5.310	07/25/07	103,364,226
Wachovia Bank NA
10,000,000	5.320	07/19/07	10,000,884
125,000,000	5.310	07/27/07	125,021,124
60,000,000	5.350	09/28/07	60,004,233
Wells Fargo & Co.
31,000,000	5.370	07/10/07	31,019,013
265,000,000	5.280	07/18/07	265,000,000

Total Variable Rate Obligations			$8,523,374,702

Time Deposit—1.5%
Wells Fargo Bank
$500,000,000	5.281%	07/02/07	$500,000,000

Total Investments Before Repurchase Agreements			$29,450,820,460

Repurchase Agreements-Unaffiliated Issuers(c)—10.1%
Citigroup Global Markets, Inc.
$310,000,000	5.430%	07/02/07	$310,000,000
Maturity Value: $310,140,275
310,000,000	5.470	07/02/07	310,000,000
Maturity Value: $310,141,308
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $620,000,000, are collateralized by various corporate issues, 0.000% to
8.072%, due 07/13/12 to 02/05/47. The aggregate market value of the collateral, including accrued interest, was $645,667,547.
Joint Repurchase Agreement Account I
250,800,000	4.321	07/02/07	250,800,000
Maturity Value: $250,890,309
Joint Repurchase Agreement Account II
1,625,000,000	5.369	07/02/07	1,625,000,000
Maturity Value: $1,625,727,052
Lehman Brothers Holdings, Inc.
25,000,000	4.450	07/02/07	25,000,000
Maturity Value: $25,009,271
Collateralized by U.S. Treasury Note, 4.625%, due 02/15/17. The market value of the collateral, including accrued interest, was $25,503,319.
UBS Securities LLC
29,800,000	4.300	07/02/07	29,800,000
Maturity Value: $29,810,678
Collateralized by U.S. Treasury Note, 5.125%, due 06/30/08. The market value of the collateral, including accrued interest, was $30,396,630.
175,000,000	5.350	07/02/07	175,000,000
Maturity Value: $175,078,021
Collateralized by Federal National Mortgage Association, 4.500% to 7.500%, due 02/01/17 to 08/01/36. The aggregate market value of the collateral, including accrued interest, was $178,502,810.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) (continued)
Wachovia Capital Markets
$630,000,000	5.450%	07/02/07	$630,000,000
Maturity Value: $630,286,125
Collateralized by various corporate issues, 5.083% to 10.114%, due 07/05/07 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $660,764,690.

Total Repurchase Agreements-Unaffiliated Issuers			$3,355,600,000

Repurchase Agreement-Affiliated Issuer(c)—0.9%
Goldman, Sachs & Co.
$300,000,000	5.380%	07/02/07	$300,000,000
Maturity Value: $300,134,500
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 01/01/17 to 02/01/37 and Federal National Mortgage Association, 4.000% to 7.500%, due 08/01/08 to 06/01/37. The aggregate market value of the collateral, including accrued interest, was $308,999,953.

Total Investments—100.1%			$33,106,420,460

Liabilities in Excess of Other Assets— (0.1)%			(22,238,241)

Net Assets—100.0%			$33,084,182,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offering Rate, or Prime Rate. Interest rate disclosed is that which is in effect at June 30, 2007.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2007, these securities amounted to $858,364,226 or approximately 2.6% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appears on page 42 and 43.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—40.2%
Adirondack Corp.
$75,200,000	5.320%	08/08/07	$74,777,710
140,000,000	5.330	08/10/07	139,170,889
Alliance & Leicester PLC
75,000,000	5.240	08/23/07	74,421,417
Altius I Funding Corp.
30,000,000	5.260	07/10/07	29,960,550
30,000,000	5.300	07/12/07	29,951,417
Aspen Funding Corp.
75,000,000	5.235	07/23/07	74,760,063
Atlantic Asset Securitization Corp.
15,000,000	5.160	09/20/07	14,825,850
Atlantis One Funding Corp.
45,000,000	5.235	07/06/07	44,967,281
26,147,000	5.235	07/20/07	26,074,758
30,142,000	5.240	08/16/07	29,940,183
50,000,000	5.260	09/19/07	49,415,556
67,000,000	5.260	09/20/07	66,207,055
44,605,000	5.275	09/28/07	44,023,307
Austra Corp.
24,000,000	5.290	07/03/07	23,992,947
51,700,000	5.300	07/19/07	51,562,995
BA Credit Card Trust (Emerald)
31,000,000	5.245	07/19/07	30,918,703
70,000,000	5.245	07/24/07	69,765,432
73,000,000	5.250	07/26/07	72,733,854
100,000,000	5.255	08/23/07	99,226,347
70,000,000	5.260	09/05/07	69,324,967
75,000,000	5.275	09/06/07	74,263,698
Barton Capital LLC
75,509,000	5.300	08/10/07	75,064,336
Bavaria Trust Corp.
155,605,000	5.295	07/02/07	155,582,113
31,145,000	5.300	07/05/07	31,126,659
30,590,000	5.320	07/05/07	30,571,918
Beethoven Funding Corp.
30,125,000	5.275	09/05/07	29,833,666
100,000,000	5.270	09/25/07	98,741,056
Beta Finance Corp.
30,000,000	5.258	09/20/07	29,645,085
Cancara Asset Securitization LLC
24,786,000	5.260	09/13/07	24,518,008
Charta LLC
40,000,000	5.280	07/25/07	39,859,200
79,000,000	5.300	08/24/07	78,371,950
40,000,000	5.245	09/13/07	39,568,744
Citibank Credit Card Issuance Trust (Dakota Corp.)
40,000,000	5.240	07/03/07	39,988,356
72,000,000	5.240	07/20/07	71,800,880
25,000,000	5.240	08/14/07	24,839,889
59,000,000	5.250	08/24/07	58,535,375
75,000,000	5.255	09/14/07	74,178,906
56,200,000	5.270	09/19/07	55,541,836
Citigroup Funding, Inc.
55,000,000	5.285	09/20/07	54,345,981
Clipper Receivables Co. LLC
72,377,000	5.300	07/16/07	72,217,167
Compass Securitization LLC
31,775,000	5.270	09/17/07	31,412,182
Concord Minutemen Capital Co. LLC
29,000,000	5.210	08/02/07	28,865,698
25,000,000	5.240	08/03/07	24,879,917
CRC Funding LLC
20,000,000	5.270	07/30/07	19,915,094
100,000,000	5.300	08/15/07	99,337,500
100,000,000	5.290	08/29/07	99,133,028
Curzon Funding LLC
75,000,000	5.235	07/24/07	74,749,156
51,000,000	5.260	09/19/07	50,403,867
Davis Square Funding III (Delaware) Corp.
50,822,000	5.290	07/13/07	50,732,384
Davis Square Funding IV (Delaware) Corp.
40,650,000	5.300	07/09/07	40,602,123
30,000,000	5.290	07/13/07	29,947,100
45,000,000	5.290	07/20/07	44,874,363
Davis Square Funding V (Delaware) Corp.
33,000,000	5.290	07/20/07	32,907,866
Dorada Corp.
113,000,000	5.260	09/18/07	111,695,666
Dorada Finance, Inc.
88,000,000	5.260	09/17/07	86,997,093
Fountain Square Commercial Funding Corp.
30,000,000	5.260	09/07/07	29,701,933
98,600,000	5.260	09/10/07	97,577,135
G Street Finance (Delaware) Corp.
100,000,000	5.260	07/24/07	99,663,944
Galleon Capital Corp.
93,500,000	5.280	07/12/07	93,349,153
37,000,000	5.260	09/17/07	36,578,323
Gemini Securitization Corp.
65,000,000	5.240	08/13/07	64,593,172
General Electric Capital Corp.
75,000,000	5.145	11/02/07	73,670,875
George Street Finance LLC
58,412,000	5.280	07/05/07	58,377,732
27,452,000	5.310	07/18/07	27,383,164
29,740,000	5.310	07/19/07	29,661,040
42,799,000	5.340	07/24/07	42,652,984
German Residential Funding PLC
75,000,000	5.250	08/22/07	74,431,250

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Govco, Inc.
$57,400,000	5.240%	08/20/07	$56,982,256
30,000,000	5.240	08/24/07	29,764,200
Grampian Funding LLC
175,000,000	5.210	08/03/07	174,164,229
90,000,000	5.190	11/21/07	88,144,575
Irish Life & Permanent PLC
82,900,000	5.180	10/15/07	81,635,591
58,000,000	5.180	10/16/07	57,107,026
Ivory Funding Corp.
24,329,000	5.240	08/17/07	24,162,563
Lake Constance Funding Ltd.
49,300,000	5.270	09/17/07	48,737,076
Landale Funding LLC
200,000,000	5.240	08/15/07	198,690,000
84,211,000	5.250	09/10/07	83,339,065
70,000,000	5.255	09/10/07	69,274,518
Liberty Street Funding Corp.
25,000,000	5.240	08/17/07	24,828,972
40,000,000	5.290	08/20/07	39,706,111
23,461,000	5.250	09/05/07	23,235,188
Mane Funding Corp.
26,008,000	5.260	09/18/07	25,707,795
Monument Gardens Funding LLC
40,000,000	5.430	07/02/07	39,993,967
38,927,000	5.450	07/02/07	38,921,107
25,352,000	5.260	08/13/07	25,192,719
49,568,000	5.270	09/13/07	49,031,041
Nationwide Building Society
100,000,000	5.210	08/09/07	99,435,583
95,000,000	5.240	08/10/07	94,446,889
Newport Funding Corp.
28,450,000	5.240	08/13/07	28,271,935
North Sea Funding LLC
23,950,000	5.300	07/10/07	23,918,266
Northern Rock PLC
34,900,000	5.260	09/18/07	34,497,157
Park Avenue Receivables Co. LLC
40,534,000	5.280	07/11/07	40,474,550
100,000,000	5.290	07/12/07	99,838,361
51,213,000	5.300	07/12/07	51,130,063
52,398,000	5.270	07/23/07	52,229,249
126,038,000	5.270	07/25/07	125,595,187
Park Granada LLC
31,000,000	5.420	07/02/07	30,995,333
Ranger Funding Co. LLC
79,411,000	5.300	07/19/07	79,200,561
Sierra Madre Funding Ltd.
30,000,000	5.300	07/06/07	29,977,917
60,000,000	5.300	07/20/07	59,832,167
Simba Funding Corp.
87,430,000	5.235	07/23/07	87,150,297
31,353,000	5.250	08/28/07	31,087,806
Skandinaviska Enskilda Banken AB
100,000,000	5.210	08/13/07	99,377,694
Tasman Funding, Inc.
141,754,000	5.290	09/28/07	139,900,133
Thames Asset Global Securitization, Inc.
56,683,000	5.310	07/18/07	56,540,867
55,366,000	5.250	09/07/07	54,816,954
Three Rivers Funding Corp.
66,672,000	5.400	07/06/07	66,621,996
Ticonderoga Funding LLC
45,000,000	5.310	07/27/07	44,827,425
71,783,000	5.300	07/31/07	71,465,958
60,000,000	5.240	08/03/07	59,711,800
Tulip Funding Corp.
100,000,000	5.295	07/05/07	99,941,167
50,000,000	5.330	07/30/07	49,785,319
Westpac Banking Corp.
50,000,000	5.255	09/24/07	49,379,618
88,000,000	5.185	11/26/07	86,124,182
57,725,000	5.200	12/21/07	56,282,516
Windmill Funding Corp.
80,000,000	5.300	07/11/07	79,882,222

Total Commercial Paper and Corporate Obligations			$6,990,067,017

Certificates of Deposit-Eurodollar—2.2%
Credit Agricole
$148,000,000	5.350%	08/06/07	$147,999,771
Societe Generale
75,000,000	5.510	08/03/07	75,000,325
80,000,000	5.250	12/03/07	80,000,000
79,000,000	5.300	01/03/08	79,000,000

Total Certificates of Deposit-Eurodollar			$382,000,096

Certificates of Deposit-Yankeedollar—11.5%
Barclays Bank PLC
$95,000,000	5.310%	08/03/07	$95,000,000
90,000,000	5.310	08/07/07	90,000,000
100,000,000	5.320	08/23/07	100,000,000
100,000,000	5.340	09/28/07	100,000,000
Credit Suisse First Boston, Inc.
75,000,000	5.620	07/18/07	75,000,000
75,000,000	5.360	01/22/08	75,000,000
73,000,000	5.300	04/17/08	73,000,000
100,000,000	5.310	05/22/08	100,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
DePfa Bank PLC
$99,000,000	5.310%	08/09/07	$99,000,000
95,000,000	5.310	08/10/07	95,000,000
150,000,000	5.350	08/10/07	150,000,000
Deutsche Bank AG
150,000,000	5.350	08/06/07	150,000,000
152,000,000	5.310	10/11/07	152,000,000
85,000,000	5.400	11/21/07	85,000,000
Norinchukin Bank NY
118,000,000	5.350	08/20/07	117,999,455
100,000,000	5.270	09/07/07	100,000,000
160,000,000	5.330	09/10/07	159,995,657
50,000,000	5.375	12/14/07	49,998,878
Societe Generale
94,000,000	5.225	10/09/07	93,967,873
Westpac Banking Corp.
45,000,000	5.490	08/03/07	44,999,248

Total Certificates of Deposit-Yankeedollar			$2,005,961,111

Master Demand Note—0.7%
Bank of America Securities LLC
$125,000,000	5.435%	07/02/07	$125,000,000

Medium-Term Notes—1.1%
UBS AG Stamford
$85,000,000	5.400%	11/28/07	$85,000,000
Wal-Mart Stores, Inc.
100,000,000	5.502	07/16/07	100,002,647

Total Medium-Term Notes			$185,002,647

Variable Rate Obligations(a)—29.2%
Allstate Life Global Funding II
$30,000,000	5.410%	07/16/07	$30,000,000
American Express Credit Corp.
74,000,000	5.420	07/05/07	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.340	07/23/07	32,000,000
Banco Bilbao Vizcaya Argentaria SA
35,000,000	5.377	07/17/07	35,013,715
Banco Espanol de Credito
50,000,000	5.335	07/18/07	50,000,000
Banco Santander Totta SA
150,000,000	5.320	07/09/07	150,000,000
Bank of Ireland
100,000,000	5.320	07/20/07	100,000,000
Bank of The West San Francisco
75,000,000	5.310	07/17/07	75,005,625
Barclays Bank PLC
40,000,000	5.270	07/05/07	39,995,789
200,000,000	5.281	07/16/07	199,977,174
BNP Paribas SA
193,000,000	5.290	07/03/07	192,984,543
75,000,000	5.326	08/07/07	75,000,000
Caisse Nationale des Caisses D’Epargne et de Prevoyance
100,000,000	5.327	08/10/07	100,000,000
Caja de Ahorros y Pensiones de Barcelona(b)
75,000,000	5.360	10/23/07	75,000,000
Caja Madrid
70,000,000	5.360	07/19/07	70,000,000
Calyon
85,000,000	5.260	07/03/07	84,993,421
50,000,000	5.300	09/13/07	49,997,230
Canadian Imperial Bank of Commerce
100,000,000	5.410	08/28/07	100,066,655
Commonwealth Bank of Australia
100,000,000	5.280	07/13/07	99,981,156
16,000,000	5.320	07/24/07	16,000,000
Credit Agricole SA
75,000,000	5.325	07/23/07	75,000,000
Credit Suisse First Boston, Inc.
200,000,000	5.330	08/28/07	200,000,000
DePfa Bank PLC
50,000,000	5.420	09/17/07	50,000,000
Deutsche Bank AG
80,000,000	5.290	07/02/07	80,000,000
Fortis Bank
100,000,000	5.341	10/19/07	100,000,000
General Electric Capital Corp.
75,000,000	5.445	07/09/07	75,000,000
HBOS Treasury Services PLC
105,000,000	5.290	07/09/07	105,000,000
125,000,000	5.310	07/09/07	125,000,000
100,000,000	5.430	08/20/07	100,008,361
Lexington Parker Capital Corp.
50,000,000	5.300	07/10/07	49,999,755
Metropolitan Life Global Funding I
40,000,000	5.410	07/16/07	40,000,000
Morgan Stanley
80,000,000	5.445	07/02/07	80,000,000
Morgan Stanley & Co.
25,000,000	5.400	07/05/07	25,000,000
Natexis Banques Populaires
25,000,000	5.330	07/16/07	25,000,000
75,000,000	5.335	07/23/07	75,021,106
125,000,000	5.347	08/09/07	125,000,000
100,000,000	5.300	09/28/07	99,974,506
National Australia Bank Ltd.
160,000,000	5.310	07/09/07	160,000,000
Nationwide Building Society
50,000,000	5.440	09/28/07	50,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
New York Life Insurance Co.(c)
$80,000,000	5.420%	09/28/07	$80,000,000
100,000,000	5.420	09/30/07	100,000,000
Royal Bank of Canada
150,000,000	5.265	07/03/07	149,966,465
40,000,000	5.290	07/06/07	40,000,000
Royal Bank of Scotland Group PLC
80,000,000	5.265	07/26/07	79,982,555
Skandinaviska Enskilda Banken AB
140,000,000	5.320	07/09/07	140,000,000
Societe Generale
113,000,000	5.271	07/02/07	112,999,940
85,000,000	5.310	07/02/07	85,000,000
35,000,000	5.265	07/23/07	34,997,872
53,000,000	5.270	07/26/07	52,988,442
Svenska Handelsbanken AB
111,000,000	5.290	07/13/07	111,000,000
100,000,000	5.290	07/23/07	100,000,000
Swedbank AB
50,000,000	5.315	09/17/07	49,997,926
Toyota Motor Credit Corp.
100,000,000	5.290	07/02/07	99,998,052
UBS AG Stamford
48,000,000	5.290	07/16/07	48,000,000
Unicredito Italiano NY
50,000,000	5.310	07/02/07	49,995,680
75,000,000	5.330	09/11/07	75,000,059
Union Hamilton Special Funding LLC
90,000,000	5.360	09/21/07	90,000,000
Variable Funding Capital Corp.
200,000,000	5.290	07/23/07	200,000,000
Westpac Banking Corp. NY
75,000,000	5.300	07/06/07	75,000,000
2,250,000	5.420	09/11/07	2,250,000

Total Variable Rate Obligations			$5,067,196,027

Time Deposits—7.2%
Deutsche Bank AG
$390,000,000	5.375%	07/02/07	$390,000,000
Dexia Bank SA
200,000,000	5.400	07/02/07	200,000,000
ING Bank
200,000,000	5.360	07/02/07	200,000,000
Landesbank Hessen-Thueringen Girozentrale
108,000,000	5.375	07/02/07	108,000,000
Societe Generale
200,000,000	5.375	07/02/07	200,000,000
UBS AG
150,000,000	5.344	07/02/07	150,000,000

Total Time Deposits			$1,248,000,000

Total Investments Before Repurchase Agreement			$16,003,226,898

Repurchase Agreements-Unaffiliated Issuers(d)—7.6%
Citigroup Global Markets, Inc.
$110,000,000	5.430%	07/02/07	$110,000,000
Maturity Value: $110,049,775
110,000,000	5.470	07/02/07	110,000,000
Maturity Value: $110,050,142
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $220,000,000, are collateralized by various corporate issues, 5.590% to 6.000%, due 12/31/13 to 07/27/37. The aggregate market value of the collateral, including accrued interest, was $230,294,353.
Joint Repurchase Agreement Account I
175,200,000	4.321	07/02/07	175,200,000
Maturity Value: $175,263,087
Joint Repurchase Agreement Account II
300,000,000	5.369	07/02/07	300,000,000
Maturity Value: $300,134,225
Lehman Brothers Holdings, Inc.
25,000,000	4.450	07/02/07	25,000,000
Maturity Value: $25,009,271
Collateralized by U.S. Treasury Note, 4.625%, due 02/15/17. The market value of the collateral, including accrued interest, was $25,503,319.
UBS Securities LLC
32,000,000	4.300	07/02/07	32,000,000
Maturity Value: $32,011,467
Collateralized by U.S. Treasury Note, 5.125%, due 06/30/08. The market value of the collateral, including accrued interest, was $32,643,292.
200,000,000	5.350	07/02/07	200,000,000
Maturity Value: $200,089,167
Collateralized by Federal National Mortgage Association, 5.000% to 8.000%, due 01/01/18 to 06/01/47. The aggregate market value of the collateral, including accrued interest, was $204,000,136.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(d) (continued)
Wachovia Capital Markets
$360,000,000	5.450%	07/02/07	$360,000,000
Maturity Value: $360,163,500
Collateralized by various corporate issues, 5.398% to 6.076%, due 10/25/36 to 12/11/49. The aggregate market value of the collateral, including accrued interest, was $377,999,997.

Total Repurchase Agreements- Unaffiliated Issuers			$1,312,200,000

Repurchase Agreement-Affiliated Issuer(d)—0.4%
Goldman, Sachs & Co.
$75,000,000	5.300%	07/02/07	$75,000,000
Maturity Value: $75,033,125
Collateralized by Federal National Mortgage Association, 4.000% to 7.500% due 10/01/18 to 04/01/37 and Federal Home Loan Mortgage Corp., 4.000% to 7.000% due 05/01/17 to 06/01/36. The aggregate market value of the collateral, including accrued interest, was $77,250,000.

Total Investments—100.1%			$17,390,426,898

Liabilities in Excess of Other Assets—(0.1)%			(18,794,043)

Net Assets—100.0%			$17,371,632,855

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security is based on the London Interbank Offering Rate or Federal Funds Rate.
(b)	All or a portion represents a forward commitment.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2007, these securities amounted to $180,000,000 or approximately 1.0% of net assets.
(d)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appears on page 42 and 43.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Obligations Fund
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(a)—87.2%
Bank of America Securities LLC
$62,500,000	5.270%	09/18/07	$62,500,000
Maturity Value: $65,839,497
Dated: 09/18/06
Collateralized by U.S. Treasury Notes, 3.000% to 3.875%, due 01/15/09 to 07/15/12 and U.S. Treasury STRIPS, 0.000%, due 08/15/13. The aggregate market value of the collateral, including accrued interest, was $63,751,094.
Joint Repurchase Agreement Account I
5,457,500,000	4.321	07/02/07	5,457,500,000
Maturity Value: $5,459,465,155
Lehman Brothers Holdings, Inc.
104,600,000	4.450	07/02/07	104,600,000
Maturity Value: $104,638,789
Collateralized by U.S. Treasury Notes, 3.875% to 5.625%, due 02/15/08 to 09/15/10. The aggregate market value of the collateral, including accrued interest, was $106,692,359.
UBS Securities LLC
91,000,000	4.300	07/02/07	91,000,000
Maturity Value: $91,032,608
Collateralized by U.S. Treasury STRIPS, 0.000%, due 01/15/10 to 02/15/10. The aggregate market value of the collateral, including accrued interest, was $92,821,450.
UBS Securities LLC
61,000,000	5.320	08/13/07	61,000,000
Maturity Value: $64,263,229
Dated: 08/16/06
Collateralized by U.S. Treasury STRIPS, 0.000%, due 05/15/09 to 08/15/14. The aggregate market value of the collateral, including accrued interest, was $62,221,141.
UBS Securities LLC
58,000,000	5.380	08/14/07	58,000,000
Maturity Value: $61,155,071
Dated: 08/15/06
Collateralized by U.S. Treasury STRIPS, 0.000%, due 05/15/09 to 02/15/11. The aggregate market value of the collateral, including accrued interest, was $59,161,295.
UBS Securities LLC
62,000,000	5.210	10/15/07	62,000,000
Maturity Value: $65,266,091
Dated: 10/16/06
Collateralized by U.S. Treasury STRIPS, 0.000%, due 01/15/09 to 08/15/10. The aggregate market value of the collateral, including accrued interest, was $63,243,754.
UBS Securities LLC
67,500,000	5.220	01/11/08	67,500,000
Maturity Value: $71,062,650
Dated: 01/12/07
Collateralized by U.S. Treasury STRIPS, 0.000%, due 08/15/10 to 02/15/11. The aggregate market value of the collateral, including accrued interest, was $68,853,569.

Total Repurchase Agreements- Unaffiliated Issuers			$5,964,100,000

Repurchase Agreement-Affiliated Issuers(a)—12.9%
Goldman, Sachs & Co.
$880,000,000	4.250%	07/02/07	$880,000,000
Maturity Value: $880,311,667
Collateralized by U.S. Treasury Bill, 0.000%, due 08/16/07, U.S. Treasury Bonds, 9.250% to 11.750%, due 11/15/14 to 02/15/16 and U.S. Treasury Notes, 3.000% to 6.500%, due 11/15/07 to 05/15/17. The aggregate market value of the collateral, including accrued interest, was $897,600,569.

Total Investments—100.1%			$6,844,100,000

Liabilities in Excess of Other Assets—(0.1)%			(4,341,078)

Net Assets—100.0%			$6,839,758,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Account I appears on page 42 and 43.

Investment Abbreviation:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Instruments Fund
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.2%
United States Treasury Bills
$6,600,000	3.800%	07/05/07	$6,597,213
35,000,000	3.820	07/05/07	34,985,144
110,000,000	3.860	07/05/07	109,952,822
300,000,000	4.180	07/05/07	299,860,667
21,700,000	4.200	07/05/07	21,689,873
182,000,000	4.240	07/05/07	181,914,258
25,000,000	4.300	07/05/07	24,988,056
247,000,000	4.340	07/05/07	246,880,891
884,000,000	4.570	07/05/07	883,551,124
270,000,000	4.580	07/05/07	269,862,600
442,000,000	4.600	07/05/07	441,774,089
126,000,000	4.605	07/05/07	125,935,530
14,100,000	4.610	07/05/07	14,092,778
80,000,000	4.625	07/05/07	79,958,889
15,700,000	4.690	07/05/07	15,691,819
200,000,000	3.950	07/19/07	199,605,000
31,000,000	3.930	07/26/07	30,915,396
15,000,000	4.120	07/26/07	14,957,083
167,500,000	4.250	07/26/07	167,005,642
65,500,000	4.435	07/26/07	65,298,269
20,700,000	4.500	07/26/07	20,578,688
453,000,000	4.477 (a)	08/02/07	451,260,228
United States Treasury Note
180,000,000	3.875	07/31/07	179,914,300

Total Investments—100.2%			$3,887,270,359

Liabilities in Excess of Other Assets—(0.2)%			(8,408,357)

Net Assets—100.0%			$3,878,862,002

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(a)—93.8%
Barclays Bank PLC(b)
$250,000,000	5.290%	08/15/07	$250,000,000
Maturity Value: $263,408,680
Dated: 02/14/07
Collateralized by Federal National Mortgage Association, 4.500%, due 07/01/20. The market value of the collateral, including accrued interest, was $255,000,000.
Barclays Bank PLC(b)
500,000,000	5.290	09/21/07	500,000,000
Maturity Value: $526,817,361
Dated: 03/21/07
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 10/01/36 and Federal National Mortgage Association, 4.500% to 5.500%, due 07/01/20 to 07/01/37. The aggregate market value of the collateral, including accrued interest, was $509,999,998.
Bear Stearns & Cos., Inc.
250,000,000	5.280	07/17/07	250,000,000
Maturity Value: $251,063,333
Dated: 06/18/07
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.500%, due 05/01/22 to 06/01/37 and Federal National Mortgage Association, 5.000% to 6.500%, due 01/19/19 to 06/01/37. The aggregate market value of the collateral, including accrued interest, was $255,004,211.
Deutsche Bank Securities, Inc.
34,000,000	5.350	07/02/07	34,000,000
Maturity Value: $34,015,158
70,000,000	5.560	07/17/07	70,000,000
Maturity Value: $73,946,055
Dated: 07/17/06
60,000,000	5.250	04/16/08	60,000,000
Maturity Value: $63,202,500
Dated: 04/16/07
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $164,000,000, are collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 05/01/34 to 03/01/36.
The aggregate market value of the collateral, including accrued interest, was $168,919,998.
Joint Repurchase Agreement Account I
44,200,000	4.321	07/02/07	44,200,000
Maturity Value: $44,215,916
Joint Repurchase Agreement Account II
3,553,100,000	5.369	07/02/07	3,553,100,000
Maturity Value: $3,554,689,716
Lehman Brothers Holdings, Inc.
50,000,000	4.450	07/02/07	50,000,000
Maturity Value: $50,018,542
Collateralized by U.S. Treasury Note, 5.500%, due 02/15/08. The market value of the collateral, including accrued interest, was $51,003,745.
UBS Securities LLC
74,200,000	4.300	07/02/07	74,200,000
Maturity Value: $74,226,588
Collateralized by U.S. Treasury Note, 5.125%, due 06/30/08. The market value of the collateral, including accrued interest, was $75,688,942.
UBS Securities LLC
40,000,000	5.450	08/01/07	40,000,000
Maturity Value: $42,210,278
Dated: 08/01/06
Collateralized by Federal National Mortgage Association, 4.500% to 6.000%, due 05/01/19 to 10/01/36. The aggregate market value of the collateral, including accrued interest, was $40,804,098.
UBS Securities LLC
50,000,000	5.290	10/12/07	50,000,000
Maturity Value: $52,674,389
Dated: 10/13/06
Collateralized by Federal National Mortgage Association, 5.000% to 7.000%, due 01/01/18 to 05/01/37. The aggregate market value of the collateral, including accrued interest, was $51,000,071.
UBS Securities LLC
50,000,000	5.240	01/04/08	50,000,000
Maturity Value: $52,612,722
Dated: 01/10/07
Collateralized by Federal National Mortgage Association, 5.000% to 6.500%, due 01/01/18 to 02/01/36. The aggregate market value of the collateral, including accrued interest, was $51,000,123.
UBS Securities LLC(b)
390,000,000	5.286	08/07/07	390,000,000
Maturity Value: $410,901,725
Dated: 02/05/07
Collateralized by Federal National Mortgage Association, 4.500% to 7.000%, due 06/01/18 to 05/01/37. The aggregate market value of the collateral, including accrued interest, was $397,804,140.

Total Repurchase Agreements-Unaffiliated Issuers			$5,415,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(a)—6.1%
Goldman, Sachs & Co.
$150,000,000	5.300%	07/02/07	$150,000,000
Maturity Value: $150,066,250
Collateralized by Federal National Mortgage Association, 4.000% to 8.000%, due 03/01/15 to 03/01/37 and Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 06/01/19 to 05/01/37. The aggregate market value of the collateral, including accrued interest, was $154,500,001.
200,000,000	5.380	07/02/07	200,000,000
Maturity Value: $200,089,667
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 11/01/17 to 12/01/36 and Federal National Mortgage Association, 4.000% to 7.500%, due 07/01/15 to 06/01/37. The aggregate market value of the collateral, including accrued interest, was $205,999,929.

Total Repurchase Agreements-Affiliated Issuers			$350,000,000

Total Investments—99.9%			$5,765,500,000

Other Assets In Excess of Liabilities—0.1%			4,408,187

Net Assets—100.0%			$5,769,908,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 42 and 43.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.
Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Federal Fund
June 30, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.6%
Federal Farm Credit Bank
$123,900,000	5.180	%(a)	07/02/07	$123,881,484
85,000,000	5.190	(a)	07/02/07	84,984,922
208,000,000	5.200	(a)	07/02/07	207,945,850
478,000,000	5.210	(a)	07/02/07	477,885,721
236,000,000	5.230	(a)	07/02/07	235,975,764
125,000,000	5.240	(a)	07/02/07	124,974,727
38,000,000	5.010	(a)	07/03/07	37,995,858
85,000,000	5.180	(a)	07/03/07	84,992,871
25,000,000	5.180	(a)	07/04/07	24,994,681
70,000,000	5.190	(a)	07/05/07	69,999,847
18,000,000	5.190	(a)	07/06/07	17,996,678
40,000,000	5.220	(a)	07/11/07	40,000,267
85,000,000	5.185	(a)	07/13/07	84,979,073
40,000,000	5.206	(a)	07/14/07	39,987,599
75,000,000	5.180	(a)	07/17/07	74,979,830
20,000,000	5.270	(a)	07/20/07	20,008,733
150,000,000	5.170	(a)	07/23/07	149,964,007
20,000,000	5.180	(a)	07/24/07	19,993,102
95,000,000	5.170	(a)	07/30/07	94,967,714
80,000,000	5.180	(a)	08/01/07	79,977,932
16,000,000	5.120		08/21/07	15,883,947
50,000,000	5.220	(a)	09/24/07	49,988,147
42,000,000	5.220	(a)	09/30/07	41,993,025
Federal Home Loan Bank
100,000,000	5.189	(a)	07/01/07	99,970,405
18,429,000	4.750		07/02/07	18,426,568
150,000,000	5.189	(a)	07/02/07	149,955,614
41,000,000	5.220	(a)	07/02/07	40,982,538
450,000,000	5.180	(a)	07/03/07	449,999,025
35,000,000	5.130		07/05/07	34,980,050
5,300,000	5.100		07/06/07	5,296,246
390,000,000	5.210	(a)	07/06/07	389,997,913
240,000,000	5.190	(a)	07/10/07	239,912,346
8,700,000	5.153		07/11/07	8,687,548
130,000,000	5.155		07/11/07	129,813,847
94,980,000	5.160		07/11/07	94,843,862
315,345,000	5.125		07/13/07	314,806,286
7,000,000	5.150		07/13/07	6,987,983
13,700,000	5.160		07/13/07	13,676,436
44,600,000	4.625		07/16/07	44,583,659
205,000,000	5.181	(a)	07/16/07	204,921,099
67,150,000	4.625		07/18/07	67,126,105
18,200,000	5.050		07/20/07	18,151,492
237,611,000	5.150		07/20/07	236,965,160
92,000,000	5.155		07/20/07	91,749,696
113,372,000	5.160		07/20/07	113,063,250
64,135,000	5.500		07/20/07	64,138,003
19,007,000	5.050		07/23/07	18,948,342
16,400,000	2.300		07/24/07	16,368,008
28,776,000	5.120		07/25/07	28,677,778
114,040,000	5.125		07/25/07	113,650,363
66,500,000	5.145		07/25/07	66,271,905
79,402,000	5.160		07/25/07	79,128,857
104,192,000	5.142		07/30/07	103,760,419
79,500,000	4.250		08/08/07	79,409,031
235,122,000	5.145		08/08/07	233,845,092
75,000,000	5.217	(a)	08/10/07	74,996,830
112,000,000	4.875		08/22/07	111,921,519
81,290,000	5.137		08/22/07	80,686,819
80,000,000	5.135		08/24/07	79,383,800
410,000,000	5.180	(a)	08/28/07	409,801,117
314,240,000	5.140		08/29/07	311,592,877
410,000,000	5.140		08/31/07	406,429,128
8,738,000	5.140		09/12/07	8,646,926
137,000,000	5.135		09/14/07	135,534,385
182,770,000	5.135		09/19/07	180,684,391
320,000,000	5.200	(a)	09/19/07	319,910,964
168,000,000	5.210	(a)	09/19/07	167,940,521
215,000,000	5.200	(a)	09/20/07	214,946,885
285,100,000	5.130		09/21/07	281,768,607
99,000,000	5.138		09/21/07	97,841,381
270,742,000	5.140		09/21/07	267,572,213
80,000,000	4.250		09/26/07	79,791,200
171,000,000	5.140		09/26/07	168,875,895
240,000,000	5.145		09/26/07	237,015,900
26,895,000	4.125		10/19/07	26,800,217
57,000,000	3.060		11/21/07	56,543,926
35,000,000	3.085		12/21/07	34,670,158
29,375,000	5.125		01/22/08	29,348,950
45,000,000	5.125		02/12/08	44,951,402
10,675,000	4.875		03/05/08	10,645,980
20,945,000	4.000		03/10/08	20,770,243
66,625,000	4.600		04/11/08	66,317,298

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Federal Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$80,000,000	5.125%	05/21/08	$79,913,812
20,000,000	5.125	05/23/08	19,979,518

Total Investments—99.6%			$9,808,729,567

Other Assets in Excess of Liabilities—0.4%			34,581,592

Net Assets—100.0%			$9,843,311,159

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either London Interbank Offering Rate or Prime Rate.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.5%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999-A (A-1/ VMIGI)
$7,500,000	3.900%	07/02/07	$7,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	3.860	07/02/07	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
18,500,000	3.860	07/02/07	18,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/ VMIG1)
4,000,000	3.950	07/02/07	4,000,000
Eclipse Funding Trust VRDN RB for Alabama State University Series 2006 (U.S. Bank N.A. SPA) (A-1+)(XLCA)(a)
6,905,000	3.790	07/05/07	6,905,000
Eclipse Funding Trust VRDN RB for Montgomery County Series 2006 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,385,000	3.790	07/05/07	5,385,000
Eclipse Funding Trust VRDN RB Alabama Special Care Facilities Series 2007-0046 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)(b)
10,000,000	3.780	07/05/07	10,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	3.860	07/02/07	6,150,000
Lehman Municipal Trust Receipts VRDN RB for University of Alabama Floaters Series 2006-K62 Reg D (XLCA) (Lehman Brothers SPA) (VMIG1)(a)
4,755,000	3.770	07/04/07	4,755,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
7,500,000	3.790	07/05/07	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/ VMIG1)
8,000,000	3.860	07/02/07	8,000,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (VMIG1) (Societe Generale)
73,500,000	3.910	07/02/07	73,500,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
11,000,000	3.800	07/05/07	11,000,000
University of Alabama VRDN RB Series 1993 B (A-1+/ VMIG1)
2,800,000	3.780	07/04/07	2,800,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/ VMIG1)
24,000,000	3.920	07/02/07	24,000,000

			$200,795,000

Alaska—0.9%
ABN AMRO Munitops Certificates Trust VRDN RB for State of Alaska International Airport System Non-AMT Series 2006-9 (MBIA) (ABN AMRO Bank N.V.) (F1+)(a)
$8,100,000	3.790%	07/05/07	$8,100,000
Alaska Housing Finance Corp. VRDN RB Spears Series 2005 DB-162 (FGIC) (Deutsche Bank AG SPA) (F1+)(a)
21,820,000	3.790	07/05/07	21,820,000
Alaska Industrial Development & Export Authority VRDN RB Stars Series 2007-014 (BNP Paribas N.A. SPA) (A-1+/VMIG1)(a)
6,315,000	3.780	07/05/07	6,315,000
Alaska State Housing Finance Corp. VRDN RB ROCS RR-II-R-9078 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
9,230,000	3.790	07/05/07	9,230,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G. SPA) (F1+)(a)
2,090,000	3.790	07/05/07	2,090,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(a)
10,320,000	3.790	07/05/07	10,320,000
Anchorage Alaska GO TANS Series 2007 (SP-1+)
5,000,000	4.250	12/28/07	5,011,912
Eclipse Funding Trust VRDN RB for Alaska State Housing Finance Corp. Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(a)
9,935,000	3.790	07/05/07	9,935,000

			$72,821,912

Arizona(a)—2.7%
Arizona Health Facilities Authority VRDN RB F Series 2007-1782 (Morgan Stanley SPA) (F1+)
$46,650,000	3.800%	07/05/07	$46,650,000
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2006-1539 (Morgan Stanley SPA) (A-1)
14,347,000	3.790	07/05/07	14,347,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)
5,135,000	3.790	07/05/07	5,135,000
Chandler GO VRDN Floaters Series 2007-1648 (Morgan Stanley SPA) (A-1)
9,280,000	3.790	07/05/07	9,280,000
Maricopa County Community College District GO VRDN Merlots Series 2007-C-32 (Bank of New York SPA) (A-1+)
13,385,000	3.790	07/04/07	13,385,000
Municipal Security Trust Certificates VRDN RB Arizona Health Facilities Authority Series 2007-333 (Bear Stearns Capital Markets) (A-1+)
5,000,000	3.780	07/05/07	5,000,000
Phoenix GO VRDN Merlots Series 2007-H05 (Wachovia Bank N.A. SPA) (A-1+)
10,000,000	3.790	07/04/07	10,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona(a) (continued)
Phoenix GO VRDN ROCS-RR-II-R-7005 Series 2007 (Citigroup Financial Products) (A-1+)
$4,000,000	3.790%	07/05/07	$4,000,000
Phoenix Puttable Floating Option GO VRDN Tax-Exempt Receipts P-Floats-EC-1118 (Merrill Lynch Capital Services SPA) (A-1+)
10,270,000	3.820	07/05/07	10,270,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1)
6,850,000	3.790	07/05/07	6,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA) (A-1+)
6,100,000	3.800	07/05/07	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)
15,850,000	3.780	07/05/07	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1841 (Morgan Stanley SPA) (VMIG1)
5,603,500	3.790	07/05/07	5,603,500
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1840 (Morgan Stanley SPA) (VMIG1)
7,697,500	3.790	07/05/07	7,697,500
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROC-II-R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)
10,830,000	3.790	07/05/07	10,830,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)
10,875,000	3.800	07/05/07	10,875,000
Salt River Project Agricultural Improvement & Power District VRDN RB Eagle Series 2006-0141 (Citibank N.A. SPA) (A-1+)
16,500,000	3.800	07/05/07	16,500,000
Salt River Project Agricultural Improvement & Power District VRDN RB ROCS RR-II-640 (Citibank N.A. SPA) (VMIG1)
7,440,000	3.790	07/05/07	7,440,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)
4,845,000	3.790	07/05/07	4,845,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co.) (A-1+)
4,500,000	3.800	07/05/07	4,500,000

			$215,158,000

Arkansas(a)—0.1%
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley SPA) (VMIG1)
$4,394,000	3.790%	07/05/07	$4,394,000

Colorado—1.6%
Colorado Health Facilities Authority VRDN RB Floaters Series 2007-1646 (Morgan Stanley SPA) (A-1)(a)
$6,230,000	3.790%	07/05/07	$6,230,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
23,200,000	3.780	07/04/07	23,200,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (VMIG1) (Branch Bank and Trust)(a)
$9,000,000	3.790%	07/05/07	$9,000,000
Eclipse Funding Trust VRDN RB for University of Colorado Series 2006-66 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
21,555,000	3.790	07/05/07	21,555,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1031 Regional Transit District Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
49,510,000	3.820	07/05/07	49,510,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1039 Colorado Regional Transportation Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
18,100,000	3.820	07/05/07	18,100,000

			$127,595,000

Delaware—0.4%
Delaware Transportation Authority Transit System Revenue Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1)(a)
$19,005,000	3.790%	07/05/07	$19,005,000
Puttable Floating Option VRDN RB Tax-Exempt Receipts Relating to Delaware Transit P-Floats-EC-1090 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)
6,400,000	3.820	07/05/07	6,400,000
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
8,935,000	3.890	07/02/07	8,935,000

			$34,340,000

District of Columbia—0.4%
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/P-1)
$32,200,000	3.720%	10/16/07	$32,200,000

Florida—8.1%
ABN AMRO Munitops Certificate Trust VRDN RB for Miami-Dade County, FL Non-AMT Trust Certificates Series 2006-24 (XLCA) (ABN AMRO Bank N.V.) (VMIG1)
$14,265,000	3.780%	07/05/07	$14,265,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Broward County Electrical BB&T Municipal Trust GO VRDN Floaters Series 2015 (VMIG1) (Branch Bank and Trust)(a)
$11,055,000	3.790%	07/05/07	$11,055,000
Broward County Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1095 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)
5,270,000	3.820	07/05/07	5,270,000
Broward County School Board COPS Floaters Series 1877 (FGIC) (F1+) (Morgan Stanley)(a)
7,960,000	3.790	07/05/07	7,960,000
Citizens Property Insurance Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007 SGB-67 A (MBIA) (Societe Generale SPA) (A-1+)(a)
18,000,000	3.780	07/05/07	18,000,000
Eclipse Funding Trust VRDN RB for Miami-Dade County Series 2006-0049 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)(b)
11,320,000	3.780	07/05/07	11,320,000
Eclipse Funding Trust VRDN RB Solar Eclipse Miami Dade County Series 2007-0045 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
10,000,000	3.930	07/02/07	10,000,000
Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1053 Florida Board of Education Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
57,055,000	3.820	07/05/07	57,055,000
Puttable Floating Option Tax Exempt Receipts VRDN COPS P-Floats-EC-1006 Broward County School Board Certificates Series 2007 (FGIC) (Merrill Lynch Capital Services) (F+)(a)
6,420,000	3.820	07/05/07	6,420,000
Puttable Floating Option Tax Exempt Receipts VRDN COPS P-Floats-EC-1034 Miami-Dade County School Board Series 2007 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
29,515,000	3.820	07/05/07	29,515,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P Floats-EC-1027 Relating to Florida State Department of Environmental Protection (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,625,000	3.820	07/05/07	10,625,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC 1026 Florida State Department of Environmental Protection (F1+) (FGIC) (Merrill Lynch Capital Services) (F+)(a)
11,420,000	3.820	07/05/07	11,420,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1002L Florida Board of Education (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
55,460,000	3.820	07/05/07	55,460,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1020 University of Miami Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
26,765,000	3.820	07/05/07	26,765,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1025 Florida State Department of Environmental Protection Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
53,575,000	3.820	07/05/07	53,575,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1028 Florida State Department of Environmental Protection (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
35,500,000	3.820	07/05/07	35,500,000
Florida Hurricane Catastrophe Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1056 (Merrill Lynch Capital Services SPA) (F1+)
5,325,000	3.830	07/05/07	5,325,000
Florida Local Government CP (Wachovia Bank N.A. LOC) (A-1/P-1)
4,700,000	3.780	08/14/07	4,700,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
6,300,000	3.680	08/09/07	6,300,000
33,397,000	3.730	08/22/07	33,397,000
Florida State Board of Education GO VRDN for Municipal Securities Trust Certificates Series 2006-7022 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
3,750,000	3.780	07/05/07	3,750,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Bayerische Landesbank SPA) (A-1)(a)
26,850,000	3.790	07/05/07	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(a)
6,565,000	3.800	07/05/07	6,565,000
Florida State Board Public Education GO VRDN Eagle Series 2007-0048 Class A (Bayerische Landesbank SPA) (A-1)(a)
21,445,000	3.790	07/05/07	21,445,000
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley SPA) (VMIG1) (a)
5,216,000	3.790	07/05/07	5,216,000
Gainesville Utilities System VRDN RB Series 2005 C (SunTrust Bank SPA) (A-1+/ VMIG1)
20,450,000	3.900	07/02/07	20,450,000
Hillsborough CP Series 2007 A (State Street Bank LOC) (A-1+/P-1)
5,500,000	3.770	07/26/07	5,500,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/ VMIG1)
1,930,000	3.940	07/02/07	1,930,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1/P-1)
16,000,000	3.800	07/10/07	16,000,000
Jacksonville Water & Sewer Systems VRDN RB Floaters Series 2007-1653 (Morgan Stanley SPA) (F1+) (a)
5,319,500	3.790	07/05/07	5,319,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Miami Dade County VRDN RB Eagle Series 2006-0106 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
$4,950,000	3.800%	07/05/07	$4,950,000
Palm Beach County School Board COPS VRDN Eagle Series 2007-0021 A (FGIC) (Bayerische Landesbank SPA) (A-1)(a)
19,960,000	3.780	07/05/07	19,960,000
Palm Beach County School District CP (Bank of America N.A. LOC) (A1+/P1)
13,800,000	3.750	02/14/08	13,800,000
Palm Beach County Water & Sewer VRDN RB ROCS-RR-II-R-877 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
9,885,000	3.790	07/05/07	9,885,000
Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PA-1493 Relating to South Miami (Merrill Lynch SPA) (A-1+)(a)
4,910,000	3.810	07/05/07	4,910,000
State of Florida Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(a)
5,670,000	3.790	07/05/07	5,670,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
47,915,000	3.750	09/11/07	47,915,000
20,000,000	3.750	09/12/07	20,000,000

			$654,042,500

Georgia—3.7%
Albany-Dougherty County Hospital Authority VRDN RB Phobe Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
$11,450,000	3.950%	07/02/07	$11,450,000
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R-567 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	3.790	07/05/07	3,135,000
Douglas County School District GO VRDN ROCS-RR-II-R-11061 (Citibank N.A. SPA) (A-1+) (FSA)(a)
5,065,000	3.790	07/05/07	5,065,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(a)
22,620,000	3.790	07/05/07	22,620,000
Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1018 State of Georgia Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
97,260,000	3.820	07/05/07	97,260,000
Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1019 State of Georgia Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
39,635,000	3.820	07/05/07	39,635,000
Fulton County Water & Sewer VRDN RB Eagle Series 2005-005 A (FGIC) (Citibank N.A. SPA) (A-1+) (a)
4,295,000	3.800	07/05/07	4,295,000
Georgia Municipal Electric Authority Power VRDN RB Municipal Securities Trust Receipts SGB 68 A Series 2007 (FGIC) (Societe Generale) (A-1+)(a)
11,205,000	3.780	07/05/07	11,205,000
Georgia Oglethorpe CP Series 2006 A (AMBAC) (Rabobank Netherlands SPA) (VMIG1/A1+)
8,000,000	3.650	07/12/07	8,000,000
6,525,000	3.750	09/13/07	6,525,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(a)
18,000,000	3.800	07/05/07	18,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
14,760,000	3.800	07/05/07	14,760,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Floaters Series 2007-1656 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
11,425,000	3.790	07/05/07	11,425,000
Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PT-4017 Metropolitan Atlanta Rapid Transit Authority (F1+) (Dexia) (FGIC)(a)
9,845,000	3.790	07/05/07	9,845,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
2,785,000	3.940	07/02/07	2,785,000
State of Georgia Lehman Municipal Trust Receipts GO VRDN Floater Series 2007-K23W Reg D (Lehman Liquidity Co.) (VMIG1)
13,765,000	3.770	07/04/07	13,765,000
State of Georgia Lehman Municipal Trust Receipts GO VRDN Floater Series 2007-K25 Reg D (VMIG1) (Lehman Liquidity Co.)
19,055,000	3.770	07/04/07	19,055,000

			$298,825,000

Hawaii—0.8%
ABN AMRO Munitops Certificate Trust VRDN RB for Honolulu, HI Non-AMT Single Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$21,040,000	3.790%	07/05/07	$21,040,000
Eclipse Funding Trust VRDN RB Solar Eclipse Honolulu City & County Series 2006-0096 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)(b)
5,000,000	3.780	07/05/07	5,000,000
Hawaii State VRDN RB P-Floats-PT 960 Series 2006 (FSA) (BNP Paribas N.A. SPA) (F1+)(a)
5,900,000	3.790	07/05/07	5,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Hawaii (continued)
Honolulu GO CP Series H (Landesbank Hessen-Thueringen SPA) (A1+/P1)
$35,000,000	3.650%	09/05/07	$35,000,000

			$66,940,000

Idaho(b)—0.3%
Idaho State GO TANS Series 2007 (SP-1+/ MIG1)
$27,500,000	4.500%	06/30/08	$27,702,950

Illinois—6.5%
Austin Trust Certificates GO VRDN Series 2007-150 for Chicago Board of Education (FSA) (Bank of America N.A. SPA) (A-1+)(a)
$11,990,000	3.790%	07/05/07	$11,990,000
Austin Trust Certificates VRDN RB Series 2007-166 for University of Illinois (A-1+) (Bank of America N.A.) (MBIA)(a)
5,410,000	3.790	07/05/07	5,410,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A1+)(a)
8,910,000	3.800	07/05/07	8,910,000
Chicago GO VRDN Floaters Series 2006-1435 (MBIA) (Morgan Stanley SPA) (A-1)(a)
8,822,000	3.790	07/05/07	8,822,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Bank of New York SPA) (VMIG1)(a)
6,000,000	3.790	07/04/07	6,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,065,000	3.790	07/04/07	8,065,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
4,755,000	3.790	07/05/07	4,755,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
5,255,000	3.790	07/05/07	5,255,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR-II-R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
4,890,000	3.790	07/05/07	4,890,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York SPA) (VMIG1)(a)
15,225,000	3.790	07/04/07	15,225,000
City of Chicago, IL Deutsche Bank Spears Lifers Trusts GO VRDN Series 2007-DB257 (Deutsche Bank A.G. SPA) (A-1+)(a)
11,280,000	3.790	07/05/07	11,280,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
14,360,000	3.790	07/05/07	14,360,000
Eclipse Funding Trust GO VRDN for City of Chicago Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(a)
6,215,000	3.790	07/05/07	6,215,000
Eclipse Funding Trust VRDN RB Series 2006-007 Solar Eclipse Springfield Electric Revenue (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(a)
15,595,000	3.790	07/05/07	15,595,000
Greater Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
10,000,000	3.790	07/05/07	10,000,000
Illinois Finance Authority VRDN RB Floater Series 2005 K19-Reg D (Lehman Brothers SPA) (VMIG1) (a)
4,750,000	3.800	07/04/07	4,750,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
11,745,000	3.790	07/05/07	11,745,000
Illinois Finance Authority VRDN RB Floaters Series 2006-2001 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
14,000,000	3.780	07/05/07	14,000,000
Illinois Finance Authority VRDN RB Floaters Series 2007-1766 (Morgan Stanley N.A. SPA) (F1+)(a)
5,195,500	3.790	07/05/07	5,195,500
Illinois Finance Authority VRDN RB for Northwestern University Series 2004-B (A-1+/ VMIG1)(b)
40,955,000	3.760	07/04/07	40,955,000
Illinois Finance Authority VRDN RB for Resurection Health Series 2005-C (Lasalle Bank N.A. LOC) (A-1/ VMIG1)(b)
18,145,000	3.690	07/05/07	18,145,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc. SPA) (A-1+) (a)
5,585,000	3.790	07/05/07	5,585,000
Illinois Health System Evanston Hospital CP Series 1987 D (A1+/VMIG1)
18,000,000	3.680	07/12/07	18,000,000
Illinois Health System Evanston Hospital CP Series 1995 (A1+)
37,000,000	3.730	09/12/07	37,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A1+)(a)
9,605,000	3.800	07/05/07	9,605,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A1+)(a)
6,805,000	3.800	07/05/07	6,805,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.800	07/05/07	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	3.790	07/05/07	3,500,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A. SPA) (F1+)(a)
4,785,000	3.790	07/05/07	4,785,000
Illinois State GO VRDN ROCS-RR-II-R-2164 Series 2004 (MBIA) (Citigroup, Inc. SPA) (VMIG1)(a)
5,320,000	3.800	07/05/07	5,320,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN ROCS-RR-II-R-6065 (Citibank N.A. SPA) (F1+)(a)
$4,390,000	3.790%	07/05/07	$4,390,000
Illinois State GO VRDN Series 2003B (DePfa Bank PLC SPA) (A-1+/ VMIG1)
5,285,000	3.730	07/04/07	5,285,000
Illinois State GO VRDN Stars Series 2007-040 (VMIG1) (BNP Paribas)(a)(b)
23,375,000	3.780	07/05/07	23,375,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Bank of New York N.A. SPA) (A-1+)(a)
20,390,000	3.790	07/04/07	20,390,000
Illinois State Sales Tax VRDN RB Spears Series 2005 DB-165 (FSA) (Deutsche Bank A.G. SPA) (F1+) (a)
10,540,000	3.790	07/05/07	10,540,000
Illinois State Toll Highway Authority VRDN RB P-Floats-MT 270 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(a)
14,995,000	3.790	07/05/07	14,995,000
Lehman Municipal Trust Receipts VRDN RB Series 2006-K65 Reg D for University of Illinois (MBIA) (Lehman Liquidity Co. SPA) (VMIG1)
4,240,000	3.770	07/04/07	4,240,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,500,000	3.800	07/05/07	6,500,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
17,935,000	3.790	07/05/07	17,935,000
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A1)(a)
19,205,000	3.800	07/05/07	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Bank of New York N.A. SPA) (A-1+)(a)
4,910,000	3.790	07/04/07	4,910,000
Regional Transportation Authority GO VRDN Merlots Series 2002 A41(FGIC) (Bank of New York N.A. SPA) (VMIG1)(a)
8,370,000	3.790	07/04/07	8,370,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
14,770,000	3.790	07/05/07	14,770,000
Regional Transportation Authority VRDN RB Macon Certificates Series 2004-A (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
6,665,000	3.790	07/05/07	6,665,000
Regional Transportation Authority VRDN RB Macon Certificates Trust Series 2006-K (VMIG1) (Bank of America N.A.) (MBIA)(a)
5,505,000	3.790	07/05/07	5,505,000
Regional Transportation Authority VRDN RB P-Floats-PT 2886 Series 2005 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,960,000	3.790	07/05/07	5,960,000
Regional Transportation Authority VRDN RB P-Floats-PT-3871 (FGIC) (Dexia Credit Local SPA) (F1+) (a)
6,800,000	3.790	07/05/07	6,800,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(a)
5,865,000	3.790	07/05/07	5,865,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
8,230,000	3.790	07/05/07	8,230,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)(a)
7,405,000	3.790	07/05/07	7,405,000

			$527,497,500

Indiana—3.1%
ABN AMRO Munitops VRDN Indiana Transportation Finance Authority RB Non-AMT Trust Certificates Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$24,560,000	3.790%	07/05/12	$24,560,000
ABN AMRO Munitops VRDN Indiana Highway RB Non-AMT Trust Certificates Series 2007-46 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
14,870,000	3.790	07/05/07	14,870,000
Anderson Industrial School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank AG SPA) (A-1+)(a)
10,975,000	3.790	07/05/07	10,975,000
Austin Trust Certificates VRDN RB Series 2007-149 (FGIC) Indiana Finance Authority (Bank of America N.A. SPA) (A-1+)(a)
9,040,000	3.790	07/05/07	9,040,000
Indiana Finance Authority Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-EC-1084 (Merrill Lynch Capital Services SPA) (F1+)
18,445,000	3.820	07/05/07	18,445,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
12,860,000	3.780	07/05/07	12,860,000
Indiana State Finance Authority VRDN RB Putters Series 2006-1642 (JPMorgan Chase N.A. SPA) (VMIG1)(a)
26,480,000	3.790	07/05/07	26,480,000
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,280,000	3.790	07/05/07	5,280,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A1+)(a)
19,800,000	3.800	07/05/07	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A1+) (a)
12,915,000	3.800	07/05/07	12,915,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A1+)(a)
$18,165,000	3.800%	07/05/07	$18,165,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
4,240,000	3.790	07/05/07	4,240,000
Indianapolis Local Public Improvement Bond Bank Revenue Notes Series 2007-E-1 (SP-1+)
54,300,000	4.250	09/27/07	54,364,404
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(a)
5,170,000	3.790	07/05/07	5,170,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Waterworks Project Series 2005-G-2 (MBIA) (DePfa Bank PLC SPA) (A-1+/ VMIG1)
7,990,000	3.750	07/05/07	7,990,000
Indianapolis Water Municipal Security Trust Certificates VRDN RB Series 2007-3067 (MBIA) (Bear Stearns Capital Markets) (VMIG1)(a)
4,375,000	3.930	07/02/07	4,375,000

			$249,529,404

Iowa—0.4%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/ VMIG1)
$5,900,000	3.800%	07/04/07	$5,900,000
Eclipse Funding Trust VRDN RB Des Moines Metropolitan Wastewater Series 2006-0084 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,470,000	3.790	07/05/07	6,470,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/ VMIG1)
21,395,000	3.800	07/04/07	21,395,000

			$33,765,000

Kansas(a)—0.3%
ABN AMRO Munitops VRDN RB Wyandotte County Kansas City United Government of Kansas Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)
$20,235,000	3.790%	07/05/07	$20,235,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citigroup, Inc. SPA) (VMIG1)
5,655,000	3.790	07/05/07	5,655,000

			$25,890,000

Kentucky—0.7%
ABN AMRO Munitops Certificate Trust VRDN RB for Louisville & Jefferson County Metropolitan Sewer District, KY Non-AMT Series 2006-38 (AMBAC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$8,145,000	3.790%	07/05/07	$8,145,000
Kentucky Property and Building Commission Municipal Securities Trust Certificates RB Series 2002-9027 (A-1) (FSA) (Bear Stearns & Co.)(a)(b)
9,990,000	3.780	07/05/07	9,990,000
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006-A (Societe Generale SPA) (A-1+/ VMIG1)
34,350,000	3.910	07/02/07	34,350,000
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,305,000	3.800	07/05/07	5,305,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,500,000	3.800	07/05/07	2,500,000

			$60,290,000

Louisiana(a)—0.0%
Louisiana GO VRDN Merlots Series 2006 C-04 (FSA) (Bank of New York SPA) (A-1+)
$2,265,000	3.790%	07/04/07	$2,265,000

Maryland—4.4%
Anne Arundel County CP (Westdeutsche Landesbank AG SPA) (A1+/P1)
$18,000,000	3.730%	10/05/07	$18,000,000
Maryland Health & Higher Education for John Hopkins CP Series 2007-B (A1+/P1)
6,350,000	3.650	07/11/07	6,350,000
16,500,000	3.670	07/12/07	16,500,000
9,900,000	3.680	09/12/07	9,900,000
Maryland State GO VRDN Putters Series 2007-1790-B (JPMorgan Chase & Co.) (VMIG1)(a)
4,605,000	3.790	07/05/07	4,605,000
Maryland State VRDN RB ROCS RR-II-R-9036 Series 2006 (Citigroup Financial Products) (VMIG1) (Wachovia Bank N.A.)(a)
7,775,000	3.790	07/05/07	7,775,000
Montgomery County GO VRDN Anticipation Notes for Public Improvement Series 2006-B (Dexia Credit Local SPA) (A-1+/VMIG1)
8,700,000	3.900	07/02/07	8,700,000
Prince Georges County GO VRDN Merlots Series 2007-H06 (A-1+) (Wachovia Bank N.A.)(a)
7,770,000	3.790	07/04/07	7,770,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
State of Maryland Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1012 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$141,515,000	3.820%	07/05/07	$141,515,000
State of Maryland Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1013 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
54,695,000	3.820	07/05/07	54,695,000
State of Maryland Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1030 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
49,000,000	3.820	07/05/07	49,000,000
State of Maryland Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1072 (Merrill Lynch Capital Services SPA) (F1+)(a)
25,000,000	3.820	07/05/07	25,000,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (Aa3/AA)
8,000,000	5.000	04/01/08	8,076,229

			$357,886,229

Massachusetts—1.6%
Commonwealth of Massachusetts BB&T Municipal Trust GO VRDN Floaters Series 2005 (Branch Banking & Trust) (VMIG1)(a)
$6,450,000	3.790%	07/05/07	$6,450,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Floaters Series 2007-1818 (Morgan Stanley Municipal Products) (A-1)(a)
7,990,000	3.790	07/05/07	7,990,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Floaters Series 2006-02 (Bank of New York SPA) (A-1+)(a)
17,700,000	3.750	07/05/07	17,700,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Floaters Series 2007-1819 (Morgan Stanley SPA) (A-1)(a)
9,990,000	3.790	07/05/07	9,990,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A1/P1+)
12,304,000	3.650	07/12/07	12,304,000
Massachusetts State GO VRDN Floater Series 2007-1798 (A-1+) (CIFG) (Depfa Bank PLC)(a)
21,000,000	3.790	07/05/07	21,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(a)
17,090,000	3.790	07/05/07	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/ VMIG1)
13,265,000	3.900	07/02/07	13,265,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2007-1702 (F1+) (FGIC) (Morgan Stanley)(a)(b)
17,275,000	3.780	07/05/07	17,275,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2007-1889 (F1+) (Morgan Stanley)(a)
5,135,000	3.790	07/05/07	5,135,000

			$128,199,000

Michigan—4.3%
ABN AMRO Munitops Certificate GO VRDN for Grand Rapids Public Schools Kent County, MI Non-AMT Series 2004-44 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$10,320,000	3.780%	07/05/07	$10,320,000
ABN AMRO Munitops Certificate VRDN RB for Michigan State Building Authority Michigan Non-AMT Series 2002-35 (FSA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
14,845,000	3.780	07/05/07	14,845,000
ABN AMRO Munitops Certificates VRDN RB Michigan State Building Authority Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
7,900,000	3.780	07/05/07	7,900,000
City of Detroit, MI Municipal Security Trust Certificates VRDN RB Series 2007-3066 Class A (FSA) (Bear Stearns Capital Markets) (VMIG1)(a)
4,000,000	3.930	07/02/07	4,000,000
City of Detroit, MI RBC Municipal Products Inc. Trust VRDN RB Floater Certificates Series 2007 I-18 Relating to Detroit Water (FSA) (Royal Bank of Canada) (VMIG1)(a)
5,700,000	3.780	07/05/07	5,700,000
Detroit City School District GO VRDN Merlots Series 2006-27 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,480,000	3.790	07/04/07	8,480,000
Detroit City School District GO VRDN P-Floats-PT 3556 Series 2006 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
13,530,000	3.790	07/05/07	13,530,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA) (Deutsche Bank AG SPA) (F1+) (a)
10,955,000	3.780	07/05/07	10,955,000
Detroit Eagle Tax-Exempt Trust VRDN RB Series 1999-2202 (FGIC) (Citibank N.A. SPA) (A-1+)
12,520,000	3.790	07/05/07	12,520,000
Detroit Sewer Disposal VRDN RB Eagle Series 2006-0127 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
19,600,000	3.800	07/05/07	19,600,000
Detroit Sewer Disposal VRDN RB Floaters Series 2005-1182 (FGIC) (Cooperative Centrale Raiffersen-Boerenkenbank SPA) (A-1)(a)(b)
8,775,000	3.790	07/05/07	8,775,000
Detroit Sewer Disposal VRDN RB Floaters Series 2006-1568 (FGIC) (Morgan Stanley SPA) (F1+)(a)
6,125,000	3.790	07/05/07	6,125,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Detroit Sewer Disposal VRDN RB P-Floats-MT-370 Series 2007 (MBIA) (DePfa Bank PLC SPA) (F1+)(a)
$7,995,000	3.790%	07/05/07	$7,995,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(a)
5,450,000	3.790	07/05/07	5,450,000
Kentwood Public Schools GO VRDN Eagle Series 2003-0024 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
9,585,000	3.800	07/05/07	9,585,000
Michigan Municipal Bond Authority Eagle Tax Exempt Trust VRDN RB Series 2000-2201 Class A (A-1+) (Banco Bilbao Vizcaya Argentaria)(b)
16,110,000	3.800	07/05/07	16,110,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A1+)(a)
17,350,000	3.790	07/05/07	17,350,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0142 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
10,500,000	3.800	07/05/07	10,500,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,100,000	3.800	07/05/07	4,100,000
Michigan State Building Authority VRDN RB P-Floats-PT 3611 (FGIC) (DePfa Bank PLC SPA) (F1+)(a)
14,090,000	3.780	07/05/07	14,090,000
Michigan State GO VRDN Floaters Series 2006-1491 (FGIC) (Morgan Stanley SPA) (A-1)(a)
10,770,000	3.790	07/05/07	10,770,000
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(a)
4,980,000	3.790	07/05/07	4,980,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005 E (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
24,450,000	3.900	07/02/07	24,450,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005-G (CIFG) (Lasalle Bank N.A. SPA) (A-1/ VMIG1)
9,925,000	3.900	07/02/07	9,925,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (Al+, MIG1)(a)
30,165,000	3.800	07/05/07	30,165,000
University of Michigan VRDN RB Hospital Series 2007-B (A-1+/ VMIG1)
9,000,000	3.730	07/05/07	9,000,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/ VMIG1)(b)
33,105,000	3.750	07/04/07	33,105,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/ VMIG1)
20,300,000	3.900	07/02/07	20,300,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/ VMIG1)
1,200,000	3.900	07/02/07	1,200,000

			$351,825,000

Minnesota(a)—1.1%
Hennepin County Minnesota Sales Tax VRDN RB Floaters Series 2007-1809 (A-1) (Morgan Stanley SPA)
$6,170,000	3.790%	07/05/07	$6,170,000
Hennepin County Minnesota Sales Tax VRDN RB Floaters Series 2007-1810 (A-1) (Morgan Stanley SPA)
6,185,000	3.790	07/05/07	6,185,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)
3,300,000	3.800	07/05/07	3,300,000
Minnesota State VRDN RB Floater Series 2006-1462 (Morgan Stanley SPA) (F1+)
16,700,000	3.790	07/05/07	16,700,000
Minnesota State VRDN RB Putters Series 2006-1421 (JPMorgan Chase & Co. SPA) (A-1+)
14,415,000	3.790	07/05/07	14,415,000
Municipal Security Trust Certificates VRDN RB for Minneapolis & St. Paul Metropolitan Airports Commission Series 2007-288 A (AMBAC) (Bear Stearns Capital Markets) (A-1)
16,070,000	3.790	07/05/07	16,070,000
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citibank N.A. SPA) (VMIG1)
5,500,000	3.790	07/05/07	5,500,000
University of Minnesota Special Purpose VRDN RB P-Floats-MT-368 Series 2007 (DePfa Bank PLC SPA) (A-1+)
15,000,000	3.790	07/05/07	15,000,000
University of Minnesota VRDN RB ROCS-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)
7,165,000	3.790	07/05/07	7,165,000

			$90,505,000

Mississippi(a)—0.5%
Mississippi Development Bank Reset Option Certificates Trust II-R VRDN RB ROCS-RR-II-R-3046 Series 2006 (FGIC) (Citigroup Financial Products) (VMIG1)
$5,615,000	3.790%	07/05/07	$5,615,000
Mississippi Development Bank Special Obligation VRDN RB Merlots Series 2006-D05 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)
7,805,000	3.790	07/04/07	7,805,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
15,570,000	3.790	07/04/07	15,570,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Mississippi(a) (continued)
State of Mississippi Eagle Tax Exempt Trust GO VRDN Series 1999-2401 (Banco Bilbao Vizcaya Argentaria) (A-1+)(b)
$10,900,000	3.800%	07/05/07	$10,900,000

			$39,890,000

Missouri—1.4%
ABN AMRO Munitops Certificate Trust VRDN RB for City of Springfield, MO Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$15,000,000	3.780%	07/05/07	$15,000,000
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Health and Education Facilities Authority Non-AMT Series 2006-90 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
9,050,000	3.780	07/05/07	9,050,000
City of Springfield Municipal Securities Trust Certificates VRDN RB Series 2007- 343 Class A(VMIG1) (FGIC) (Bear Stearns & Co.)(a)(b)
17,675,000	3.780	07/05/07	17,675,000
Curators University Systems Facilities VRDN RB Series 2006-B (A-1+/ VMIG1)
5,305,000	3.900	07/02/07	5,305,000
Hazelwood Missouri School District GO VRDN Merlots Series 2007H-03 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,730,000	3.790	07/04/07	4,730,000
Missouri Development Finance Board Cultural Facilities VRDN RB Merlots Series 2007-H07 (A-1+) (Wachovia Bank, N.A.)(a)
12,770,000	3.790	07/04/07	12,770,000
Missouri Development Financial Board VRDN RB Cultural Facilities Floaters Series 2007-1893 (A-1) (Morgan Stanley SPA)(a)(b)
9,835,000	3.790	07/05/07	9,835,000
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (Morgan Stanley SPA) (A-1)(a)
10,590,500	3.790	07/05/07	10,590,500
Missouri State Health & Educational Facilities Authority Health Facilities VRDN RB Putters Series 2006-1393 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	3.800	07/05/07	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)(a)
21,070,000	3.790	07/05/07	21,070,000

			$111,025,500

Nebraska(a)—1.0%
Douglas County School District GO VRDN ROCS-RR-II-R-4058 No. 1 Series 2003 (Citibank N.A. SPA) (A-1+)
$7,280,000	3.790%	07/05/07	$7,280,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
5,995,000	3.790	07/05/07	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,050,000	3.780	07/05/07	10,050,000
Omaha Public Power District VRDN RB Eagle Series 2005-3008A (A-1) (AMBAC) (Bayersche Landesbank)
17,760,000	3.790	07/05/07	17,760,000
Omaha Public Power District VRDN RB Eagle Series 2006-0104A (A-1) (AMBAC) (Landesbank Hessen-Thueringen Girozentrale)
22,135,000	3.790	07/05/07	22,135,000
Omaha Public Power District VRDN RB Floater Series 2007-1019 (FGIC) (Bank of New York) (A1+)(b)
19,725,000	3.780	07/05/07	19,725,000

			$82,945,000

Nevada—2.7%
ABN AMRO Munitops Certificate Trust VRDN RB for North Las Vegas Series 2006-47 (MBIA) (ABN AMRO Bank N.V.) (VMIG1)(a)
$13,600,000	3.790%	07/05/07	$13,600,000
Clark County Airport VRDN RB Eagle Series 2005-0024A (A-1+)(a)(b) (FGIC) (Banco Bilbao Vizacaya Argentiaria SA)
17,205,000	3.800	07/05/07	17,205,000
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(a)
3,425,000	3.790	07/05/07	3,425,000
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A1+/P1)
7,000,000	3.630	09/05/07	7,000,000
Clark County GO VRDN Eagle Series 2007-0011 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1) (a)
18,800,000	3.780	07/05/07	18,800,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1)(a)
7,000,000	3.790	07/05/07	7,000,000
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(a)
25,395,000	3.790	07/04/07	25,395,000
Clark County Highway Improvement VRDN RB Merlots Series 2007-D12 (A-1+) (AMBAC) (Wachovia Bank N.A.)(a)
4,690,000	3.790	07/04/07	4,690,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A1+) (a)
1,000,000	3.800	07/05/07	1,000,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Clark County Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
23,915,000	3.750	07/06/07	23,915,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Washoe County Series 2006-0142 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,535,000	3.790	07/05/07	6,535,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Eclipse Funding Trust VRDN RB for Las Vegas Series 2006-0083 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
$8,290,000	3.790%	07/05/07	$8,290,000
Eclipse Funding Trust VRDN RB for Truckee Meadows Water Authority Series 2007-0015 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
29,960,000	3.790	07/05/07	29,960,000
Eclipse Funding Trust VRDN RB Truckee Meadows Water Authority Series 2007-0044 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,375,000	3.780	07/05/07	5,375,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank SPA) (A1+/P1)
4,000,000	3.650	07/11/07	4,000,000
3,000,000	3.650	07/12/07	3,000,000
2,800,000	3.740	09/13/07	2,800,000
Municipal Security Trust Certificates VRDN RB Clark County Airport Revenue Series 2007-330 A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)(b)
9,000,000	3.780	07/05/07	9,000,000
Nevada State GO Capital Improvements Series 1998 B (Aa1/AA+)(b)
3,600,000	5.000	06/01/08	3,640,140
Truckee Meadows Water Authority VRDN RB ROCS-RR-II-R-1084 Series 2007 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
16,440,000	3.790	07/05/07	16,440,000
University of Nevada VRDN RB ROCS-RR-II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
5,685,000	3.790	07/05/07	5,685,000

			$216,755,140

New Mexico(a)—0.1%
Eclipse Funding Trust VRDN RB for New Mexico Financing Authority Trust Series 2006 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)
$9,280,000	3.790%	07/05/07	$9,280,000

New York—2.2%
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
$5,385,000	3.790%	07/04/07	$5,385,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A1+/P1)
44,400,000	3.770	08/23/07	44,400,000
36,800,000	3.740	09/05/07	36,800,000
New York City, NY Stars GO VRDN Series 2006-156 (BNP Paribas LOC) (VMIG1)(a)
4,750,000	3.770	07/05/07	4,750,000
New York State Dorm Authority Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-P44W Reg D (A-1) (Lehman Brothers)(a)
$23,125,000	3.720%	07/04/07	$23,125,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
15,000,000	3.790	07/05/07	15,000,000
New York State Thruway Authority Municipal Security Trust Certificates VRDN RB Series 2007-3068 Class A (Bear Stearns Capital Markets SPA) (A-1)(a)
5,675,000	3.930	07/02/07	5,675,000
New York State Urban Development Corp. VRDN RB Floaters Series 2007-1664 (Morgan Stanley SPA) (A-1)(a)(b)
38,725,000	3.780	07/05/07	38,725,000
Triborough Bridge Tunnel Authority Municipal Securities Trust Certificates VRDN RB Series 2000-109 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
1,800,000	3.930	07/02/07	1,800,000

			$175,660,000

North Carolina—5.1%
Charlotte-Mecklenberg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005-C (Bank of America N.A. SPA) (A-1+/ VMIG1)
$6,800,000	3.900%	07/02/07	$6,800,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1)(a)
6,855,000	3.790	07/05/07	6,855,000
Puttable Floating Option Tax Exempt Receipts State of North Carolina GO VRDN P-Floats-EC-1050 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
136,520,000	3.820	07/05/07	136,520,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1037 Series 2007 Relating to North Carolina State (Merrill Lynch N.A. SPA) (F1+)(a)
4,730,000	3.820	07/05/07	4,730,000
North Carolina Capital Facilities Finance Agency GO VRDN Floaters Series 1512 (Morgan Stanley SPA) (VMIG1)(a)
9,402,500	3.790	07/05/07	9,402,500
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 A (Citibank N.A. SPA) (A-1+)(a)
14,365,000	3.800	07/05/07	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	3.780	07/05/07	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen) (A-1)(a)
13,110,000	3.780	07/05/07	13,110,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(a)
$8,600,000	3.800%	07/05/07	$8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1895 (A-1) (Morgan Stanley)(a)
12,500,000	3.790	07/05/07	12,500,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1923 (A-1) (Morgan Stanley)(a)
4,450,000	3.790	07/05/07	4,450,000
North Carolina Capital Facilities Finance Agency VRDN RB ROCS-RR-II-R-9048 (Citibank N.A. SPA) (VMIG1)(a)
11,915,000	3.790	07/05/07	11,915,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	3.800	07/05/07	15,600,000
North Carolina State GO VRDN Stars Series 2007-033 (BNP Paribas SPA) (VMIG1)(a)
35,450,000	3.780	07/05/07	35,450,000
North Carolina State VRDN RB Putters Series 2006-1400 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,440,000	3.800	07/05/07	4,440,000
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	3.790	07/05/07	6,525,000
University of North Carolina CP Series 2007 A (A1+/P1)
18,000,000	3.640	07/12/07	18,000,000
23,900,000	3.750	09/12/07	23,900,000
4,600,000	3.720	01/16/08	4,600,000
University of North Carolina Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-P39W Reg D (Lehman Liquidity Co. SPA) (VMIG1)
5,275,000	3.800	07/04/07	5,275,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	3.790	07/05/07	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	3.800	07/05/07	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1287 (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.790	07/05/07	3,000,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(a)
10,398,000	3.790	07/05/07	10,398,000
Wake County Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1115 Series 2007 (F1+) (Merrill Lynch Capital Services)
12,800,000	3.820	07/05/07	12,800,000

			$410,270,500

Ohio—0.2%
Columbus City School District GO VRDN Floaters Series 2007-1638 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
$8,272,500	3.790%	07/05/07	$8,272,500
Montgomery County VRDN RB Catholic Health Series 1997-B (Bayerische Landesbank SPA) (A-1+/ VMIG1)
5,100,000	3.780	07/04/07	5,100,000
Ohio State GO Higher Education Capital Facilities Series 2000 A (Aa1/AA+)
4,710,000	5.125	02/01/08	4,750,034

			$18,122,534

Oregon—1.5%
Puttable Floating Option GO VRDN Oregon Board of Education Tax Exempt Receipts P Floats-EC-1015 Series 2007 (Merrill Lynch SPA) (F1+)(a)
$63,415,000	3.820%	07/05/07	$63,415,000
Oregon Department of Transportation Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-EC-1110 (Merrill Lynch N.A. SPA) (F1+)
11,955,000	3.820	07/05/07	11,955,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
40,200,000	3.770	07/04/07	40,200,000
Oregon State GO VRDN Veteran’s Welfare Series 2006-85 (Dexia Credit Local SPA) (A-1+/ VMIG1)
7,000,000	3.900	07/02/07	7,000,000

			$122,570,000

Pennsylvania—0.8%
ABN AMRO Munitops Certificates Trust VRDN Pennsylvania Turnpike Commission RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$4,000,000	3.780%	07/05/07	$4,000,000
Delaware Valley Regional Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products) (A-1+/ VMIG1)(a)
12,940,000	3.790	07/05/07	12,940,000
Geisinger Authority Health Systems VRDN RB Series 2005-C (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
12,400,000	3.860	07/02/07	12,400,000
Pennsylvania State GO VRDN Floaters Series 2007-1624 (Morgan Stanley SPA) (A-1)(a)
14,055,000	3.790	07/05/07	14,055,000
Pennsylvania State GO VRDN Floaters Series 2007-1848 (Morgan Stanley SPA) (F1+)(a)
6,730,000	3.790	07/05/07	6,730,000
Pennsylvania State GO VRDN Floaters Series 2007-1924 (A-1) (Morgan Stanley SPA)(a)
4,190,000	3.790	07/05/07	4,190,000
Pennsylvania State GO VRDN ROCS-RR-II-R-11056 (Citibank N.A. SPA) (A-1+)(a)
3,700,000	3.790	07/05/07	3,700,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Series 2006 (AMBAC) (Bayerische Landesbank SPA) (F1+) (a)
$3,795,000	3.780%	07/05/07	$3,795,000

			$61,810,000

Rhode Island(a)—0.1%
Narragansett Bay Commission VRDN RB Trust Receipts Series 2005-K7-Reg D (MBIA) (Lehman Brothers SPA) (VMIG1)
$5,290,000	3.770%	07/04/07	$5,290,000

South Carolina—1.9%
Eclipse Funding Trust VRDN RB for South Carolina Transportation Infrastructure Bank Series 2007-0009 (XLCA) (U.S. Bank N.A. SPA) (VMIG1)(a)
$25,065,000	3.790%	07/05/07	$25,065,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	3.790	07/05/07	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.800	07/05/07	10,000,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2007-1901 (A-1) (Morgan Stanley SPA) (MBIA)(a)
9,850,000	3.790	07/05/07	9,850,000
South Carolina State Public Service Authority VRDN RB Stars Series 2006-158-B (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
49,345,000	3.790	07/05/07	49,345,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A1+/P1)
5,500,000	3.700	08/07/07	5,500,000
South Carolina Transportation Infrastructure Bank Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K30W Reg D (XCLA) (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
9,000,000	3.770	07/04/07	9,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Floater Series 2006-1460 (AMBAC) (Morgan Stanley SPA) (F1+)(a)
6,360,000	3.790	07/05/07	6,360,000
South Carolina Transportation Infrastructure Bank VRDN RB Floater Series 2007-1821 (F1+) (Morgan Stanley SPA) (AMBAC)(a)
7,355,000	3.790	07/05/07	7,355,000
South Carolina Transportation Infrastructure Bank VRDN RB Floaters Series 2006-1359 (AMBAC) (Morgan Stanley SPA) (VMIG1)(a)
25,735,000	3.790	07/05/07	25,735,000

			$153,210,000

Tennessee—3.0%
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
$5,600,000	3.790%	07/05/07	$5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A1+/P1)
11,100,000	3.670	07/09/07	11,100,000
7,300,000	3.750	09/07/07	7,300,000
4,600,000	3.750	10/12/07	4,600,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+) (a)
5,750,000	3.790	07/05/07	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(a)
11,105,000	3.790	07/05/07	11,105,000
Metropolitan Government Nashville & Davidson County GO Series 2005A (Aa2/AA)
5,035,000	5.000	01/01/08	5,069,342
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)(b)
24,065,000	3.750	07/05/07	24,065,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/ VMIG1)
30,525,000	3.750	07/05/07	30,525,000
Metropolitan Government of Nashville County CP Series 2005 (State Street Bank & Trust) (A1+/P1)
9,500,000	3.730	09/20/07	9,500,000
18,500,000	3.750	09/20/07	18,500,000
Municipal Security Trust Certificates VRDN RB Blount County Public Building Authority Series 2007-7051 A (XLCA) (Bear Stearns Capital Markets) (VMIG1)(a)
5,665,000	3.780	07/05/07	5,665,000
Municipal Security Trust VRDN RB Series 2006-7038 Shelby County Health (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.780	07/05/07	5,000,000
Sevier County Public Building Authority VRDN RB Local Government Public Improvements VI-K-1 Series 2007 (DePfa Bank PLC) (VMIG1)
34,500,000	3.950	07/02/07	34,500,000
Sevierville Public Building Authority VRDN RB Local Government Public Improvements Series 2006 (XLCA) (DePfa Bank PLC SPA) (VMIG1)
16,500,000	3.950	07/02/07	16,500,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (FGIC) (Bayerische Landesbank SPA) (A-1)(a)
32,550,000	3.790	07/05/07	32,550,000
Shelby County Eagle Tax Exempt Trust GO VRDN Series 2000-4201 Class A (A-1+) (Banco Bilbao Vizcaya Argentaria)(b)
10,000,000	3.800	07/05/07	10,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/ P-1)
$9,134,000	3.730%	08/22/07	$9,134,000

			$246,463,342

Texas—16.5%
ABN AMRO Munitops Certificate Trust GO VRDN for Northside ISD Non-AMT Trust Certificates Series 2006-23 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.790%	07/05/07	$5,000,000
ABN AMRO Munitops Certificate Trust GO VRDN for Sharyland ISD Non-AMT Trust Certificates Series 2006-54 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
9,940,000	3.790	07/05/07	9,940,000
ABN AMRO Munitops Certificate Trust GO VRDN for Pearland ISD Non-AMT Trust Certificates Series 2007-01 (PSF-GTD) (ABN AMRO Bank N.V.) (F1+)(a)
5,000,000	3.790	07/05/07	5,000,000
ABN AMRO Munitops Certificate Trust VRDN RB for City of Tyler Water Sewer System Non-AMT Series 2005-20 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
8,735,000	3.790	07/05/07	8,735,000
ABN AMRO Munitops Certificates GO VRDN for Katy ISD Non-AMT Trust Certificates Series 2006-62 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.790	07/05/07	5,000,000
ABN AMRO Munitops Certificates Trust GO VRDN for Frisco ISD Non-AMT Series 2006-56 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
4,000,000	3.790	07/05/07	4,000,000
ABN AMRO Munitops Certificates Trust GO VRDN for Irving ISD Non-AMT Series 2007-8 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
29,115,000	3.790	07/05/07	29,115,000
ABN AMRO Munitops Certificates Trust VRDN (Duncanville Independent School District) GO Non-AMT Series 2006-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
17,120,000	3.790	07/05/07	17,120,000
Alamo Community College District GO VRDN ROCS-RR-II-R 883WF Series 2007 (FGIC) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
19,750,000	3.780	07/05/07	19,750,000
Aldine Independent School District GO VRDN ROCS-RR-II-R 912 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
5,700,000	3.790	07/05/07	5,700,000
City of Austin TX Water & Wastewater VRDN RB Merlots Series 2001-A63 (FSA) (Bank of New York SPA) (A-1)(a)
6,415,000	3.790	07/04/07	6,415,000
City of Garland GO CP Series 2002 (DePfa Bank PLC SPA) (A1+)
15,500,000	3.650	07/10/07	15,500,000
City of Houston Airport Systems VRDN RB Eagle Series 2006-0123 (FSA) (Citibank N.A. SPA) (A-1+) (a)
13,200,000	3.800	07/05/07	13,200,000
City of Houston CP Series D (DePfa Bank PLC SPA) (A-1+/ P-1)
4,500,000	3.650	07/11/07	4,500,000
22,500,000	3.670	07/11/07	22,500,000
4,000,000	3.650	08/08/07	4,000,000
10,750,000	3.730	08/20/07	10,750,000
15,000,000	3.680	09/12/07	15,000,000
6,500,000	3.730	11/08/07	6,500,000
City of Houston CP Series F (DePfa Bank PLC SPA) (A1+/P1)
11,700,000	3.750	10/18/07	11,700,000
City of Houston GO VRDN P-Floats-PT 969 Series 2004 (MBIA) (DePfa Bank PLC SPA) (F1+)(a)
12,700,000	3.790	07/05/07	12,700,000
City of Houston Utilities System VRDN RB Spears DB-102 Series 2004 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
5,420,000	3.790	07/05/07	5,420,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
4,770,000	3.790	07/05/07	4,770,000
Cypress-Fairbanks Independent School District GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,660,000	3.800	07/05/07	8,660,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
9,300,000	3.730	09/10/07	9,300,000
9,200,000	3.750	10/09/07	9,200,000
9,300,000	3.730	11/05/07	9,300,000
18,800,000	3.730	11/29/07	18,800,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A1+/P1)
6,500,000	3.750	10/11/07	6,500,000
Dallas Area Rapid Transit Macon Trust Certificates VRDN RB Series 2007-326 (A-1+) (AMBAC) (Bank of America N.A.)(a)
3,305,000	3.790	07/05/07	3,305,000
Dallas Area Rapid Transit VRDN RB Eagle Series 2007-0020 Class A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
19,800,000	3.780	07/05/07	19,800,000
Dallas Area Rapid Transit VRDN RB ROCS-RR-II-R-7049 Series 2007 (AMBAC) (Citigroup Financial Products) (VMIG1)(a)
13,175,000	3.790	07/05/07	13,175,000
Dallas Independent School District Austin Trust Certificates GO VRDN Series 2007-140 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	3.790	07/05/07	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Dallas Independent School District Austin Trust Certificates GO VRDN Series 2007-141 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
$5,100,000	3.790%	07/05/07	$5,100,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
6,110,000	3.790	07/05/07	6,110,000
Dallas VRDN RB ROCS RR-II-R 7047 Series 2006 (Citigroup Financial Products SPA) (A-1+)(a)
10,345,000	3.790	07/05/07	10,345,000
Dallas Water & Sewer Austin Trust Certificates VRDN RB Series 2007-136 (AMBAC) (Bank of America N.A. SPA) (A-1+)(a)
16,850,000	3.790	07/05/07	16,850,000
Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-262 (PSF-GTD) (Deutsche Bank) (A1+) (a)
10,365,000	3.800	07/05/07	10,365,000
Eclipse Funding Trust GO VRDN for Houston Independent School District Series 2006-0019 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(a)
4,710,000	3.780	07/05/07	4,710,000
Eclipse Funding Trust VRDN RB Solar Eclipse Houston Community College Series 2007-0033 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
16,080,000	3.790	07/05/07	16,080,000
Ector County Independent School District GO VRDN ROCS RR-II-R-1085 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
4,365,000	3.790	07/05/07	4,365,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,340,000	3.790	07/05/07	8,340,000
Frisco Independent School District GO VRDN Spears-DB-202 Series 2006 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
5,000,000	3.790	07/05/07	5,000,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
5,565,000	3.790	07/05/07	5,565,000
Harris County Flood Control District GO VRDN Floaters Series 2007-1715 (VMIGI) (Morgan Stanley N.A. SPA)(a)
7,090,000	3.790	07/05/07	7,090,000
Harris County GO Metropolitan Transit Authority (DePfa Bank PLC LOC) (A-1+)
10,200,000	3.670	09/10/07	10,200,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.800	07/05/07	10,000,000
Harris County Health Facilities Development Corp. VRDN RB Series 2000-357 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,392,000	3.790	07/05/07	5,392,000
Harris County Metropolitan Transit Authority CP Series 2006 (DePfa Bank PLC LOC) (A1+)
5,000,000	3.650	10/04/07	5,000,000
Harris County Municipal Securities Trust Certificates GO VRDN Series 2006-280 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
4,995,000	3.780	07/05/07	4,995,000
Harris County VRDN RB Eagle Series 2007-0078 (MBIA) (Banco Bilbao Vizcaya SPA) (A-1+)(a)
9,600,000	3.780	07/05/07	9,600,000
Houston Eagle Tax Exempt Trust VRDN RB Series 2002-4302 Class A (A-1+) (FSA) (Banco Bilbao Vizcaya Argentaria)(b)
21,830,000	3.800	07/05/07	21,830,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (Citigroup Global Markets SPA) (VMIG1)(a)
10,140,000	3.790	07/05/07	10,140,000
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-1915 (Morgan Stanley N.A. SPA) (A-1)(a)
11,350,000	3.790	07/05/07	11,350,000
Houston Higher Education Finance Corp. VRDN RB ROCS-RR-II-R-11066 (Citibank N.A. SPA) (A-1+)(a)
2,600,000	3.790	07/05/07	2,600,000
Houston Independent School District GO VRDN Floater-Series 2005-1231(PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
5,040,000	3.790	07/05/07	5,040,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,845,000	3.790	07/05/07	7,845,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
3,970,000	3.790	07/05/07	3,970,000
Houston Texas Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-448 Series 2007 (F1+) (MBIA) (Landesbank Hessen-Thueringen)
9,000,000	3.790	07/05/07	9,000,000
Houston Texas Utilities Systems Revenue (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1+/P1)
20,000,000	3.670	07/10/07	20,000,000
21,000,000	3.680	07/10/07	21,000,000
2,500,000	3.700	07/10/07	2,500,000
16,000,000	3.800	07/10/07	16,000,000
22,500,000	3.830	07/10/07	22,500,000
10,600,000	3.700	07/12/07	10,600,000
9,200,000	3.780	08/09/07	9,200,000
9,000,000	3.730	09/27/07	9,000,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
24,300,000	3.790	07/04/07	24,300,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Irving Independent School District Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
$8,900,000	3.790%	07/05/07	$8,900,000
Katy Independent School District Austin Trust Certificates GO VRDN Series 2007-133 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
12,000,000	3.790	07/05/07	12,000,000
Katy Independent School District GO VRDN Merlots Series 2007-C-33 (PSF-GTD) (Bank of New York N.A. SPA) (A-1+)(a)
16,370,000	3.790	07/04/07	16,370,000
Katy Independent School District GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
6,000,000	3.790	07/05/07	6,000,000
Keller Independent School District GO VRDN ROCS- RR-II-R-7048 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
4,700,000	3.790	07/05/07	4,700,000
Lamar Consolidated Independent School District GO VRDN Floaters Series 2007-1752 (PSF-GTD) (Morgan Stanley N.A. SPA) (VMIG1)(a)
6,000,000	3.790	07/05/07	6,000,000
Lehman Municipal Trust Receipts GO VRDN for Coppel Independent School District Floaters Series 2007-K12 Reg D (PSF-GTD) (Lehman Brothers SPA) (A-1)(a)
8,780,000	3.770	07/04/07	8,780,000
Lehman Municipal Trust Receipts GO VRDN for Klein Independent School District Floater Series 2007-K1 D (PSF-GTD) (Lehman Brothers SPA) (VMIG1)(a)
6,210,000	3.770	07/04/07	6,210,000
Lehman Municipal Trust Receipts VRDN for Texas Water Development Board RB Floater Series 2007-K26 Reg D (VMIG1) (Lehman Brothers SPA)(a)
10,000,000	3.770	07/04/07	10,000,000
Lewisville Independent School District Austin Trust Certificates GO VRDN Series 2007-139 (PSF-GTD) (Bank of America N.A.) (A-1+)(a)
4,775,000	3.790	07/05/07	4,775,000
Lewisville Independent School District GO VRDN Merlots Series 2007-C-38 (PSF-GTD) (Bank of New York SPA) (A-1+)(a)
10,080,000	3.790	07/04/07	10,080,000
Lewisville Independent School District GO VRDN Putters Series 2006-1441 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,370,000	3.800	07/05/07	8,370,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,565,000	3.790	07/04/07	14,565,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,590,000	3.790	07/05/07	5,590,000
Municipal Securities Trust Certificates for North East Independent School District GO VRDN Series 2007-305 A (PSF-GTD) (Bear Stearns Capital Markets) (VMIG1)(a)
4,685,000	3.780	07/05/07	4,685,000
Municipal Securities Trust Certificates Texas Transportation Commission GO VRDN Series 2007-302A (Bear Stearns Capital Markets) (VMIG1)(a)
6,980,000	3.780	07/05/07	6,980,000
Municipal Securities Trust Certificates Texas Transportation Commission GO VRDN Series 2007-312 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
6,000,000	3.780	07/05/07	6,000,000
Municipal Security Trust Certificates VRDN RB Dallas Waterworks & Sewer Systems Series 2007-7053 Class A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)(b)
6,665,000	3.780	07/05/07	6,665,000
Municipal Security Trust Certificates VRDN RB City of Houston Series 2007-3069 Class A (MBIA) (Bear Stearns Capital Markets) (VMIG1)(a)
5,820,000	3.930	07/02/07	5,820,000
North East Independent School District GO VRDN Merlots Series 2007-C-26 (PSF-GTD) (Bank of New York SPA) (A-1+)(a)
11,595,000	3.790	07/04/07	11,595,000
North Texas Tollway Authority CP Series A (Bank of America LOC) (A-1+/ P1)
8,500,000	3.650	08/07/07	8,500,000
Northside Independent School District GO VRDN ROCS-RR-II-R-6071 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
4,385,000	3.790	07/05/07	4,385,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+) (a)
4,017,500	3.790	07/05/07	4,017,500
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
7,900,000	3.790	07/05/07	7,900,000
Puttable Floating Option Tax-Exempt Receipts Texas Transportation Commission GO VRDN P-Floats-EC-1113 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,780,000	3.820	07/05/07	9,780,000
Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-445 Relating to Harris County (MBIA) (Bayerische Landesbank) (F1+)(a)
5,275,000	3.790	07/05/07	5,275,000
Puttable Floating Option VRDN RB Tax Exempt Receipts P Floats-EC-1021 Relating to Texas Water Development Board (Merrill Lynch Capital Services SPA) (F1+)(a)
9,300,000	3.820	07/05/07	9,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
RBC Municipal Products, Inc. Trust GO VRDN Relating to Mansfield Floater Certificates Series 2007-I-26 (PSF-GTD) (Royal Bank of Canada N.A. SPA) (VMIG1)(a)(b)
$13,465,000	3.770%	07/05/07	$13,465,000
Rice University CP (A-1+/ P-1)
8,000,000	3.670	07/12/07	8,000,000
San Antonio Electric & Gas Puttable Floating Option VRDN RB Tax Exempt Receipts P-Floats-MT-452 (F1+) (KBC Bank N.A.)(a)
6,800,000	3.790	07/05/07	6,800,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A. and State Street Corp. SPA) (A1+/P1)
25,100,000	3.740	09/11/07	25,100,000
2,500,000	3.750	09/11/07	2,500,000
San Antonio Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-EC-1087 (Merrill Lynch N.A. SPA) (F1+)
10,895,000	3.820	07/05/07	10,895,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	3.790	07/04/07	17,420,000
San Antonio Water Revenue VRDN RB Municipal Securities Trust Receipts SGB 66 (FGIC) (Societe Generale SPA) (A-1+)(a)(b)
19,500,000	3.780	07/05/07	19,500,000
San Antonio Water Revenue VRDN RB Stars Series 2007-009 (FGIC) (BNP Paribas SPA) (A-1+)(a)
5,755,000	3.780	07/05/07	5,755,000
Texas A & M University CP Series B (A-1+/ P-1)
29,400,000	3.650	07/11/07	29,400,000
2,000,000	3.750	09/11/07	2,000,000
Texas A & M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,405,000	3.800	07/05/07	5,405,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.800	07/05/07	10,000,000
Texas State GO VRDN Floater Series 2007-1851 (Morgan Stanley SPA) (F1+)(a)
18,205,000	3.790	07/05/07	18,205,000
Texas State GO VRDN Floater Series 2007-1852 (Morgan Stanley SPA) (F1+)(a)
30,460,000	3.790	07/05/07	30,460,000
Texas State GO VRDN Floater Series 2007-1853 (Morgan Stanley SPA) (F1+)(a)
4,360,000	3.790	07/05/07	4,360,000
Texas State GO VRDN Floater Series 2007-1871 (Morgan Stanley SPA) (F1+)(a)
8,395,000	3.790	07/05/07	8,395,000
Texas State GO VRDN Floaters Series 2007-1903 (Pepfa Bank PLC) (F1+)(a)
10,135,000	3.780	07/05/07	10,135,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (A-1+) (Bank of America N.A.)(a)
9,390,000	3.790	07/05/07	9,390,000
Texas State GO VRDN Putters Series 2006-1215 (JPMorgan Chase & Co. SPA) (F1+)(a)
4,455,000	3.800	07/05/07	4,455,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,940,000	3.790	07/05/07	9,940,000
Texas State GO VRDN Series 2006-114 (Bank of America N.A. SPA) (VMIG1)(a)
10,940,000	3.790	07/05/07	10,940,000
Texas State GO VRDN Stars Series 2007-037 (BNP Paribas SPA) (VMIG1)(a)(b)
43,990,000	3.780	07/05/07	43,990,000
Texas State GO VRDN Stars Series 2007-039 (VMIG1) (BNP Paribas)(a)(b)
15,375,000	3.780	07/05/07	15,375,000
Texas State Public Finance Authority CP Series 2002 (A-1+/ P-1)
4,000,000	3.650	07/11/07	4,000,000
7,700,000	3.670	07/11/07	7,700,000
10,000,000	3.700	08/09/07	10,000,000
Texas State Transportation Commission Trust Certificates VRDN RB Series 2006-7026 (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.780	07/05/07	5,000,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,495,000	3.800	07/05/07	9,495,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
10,675,000	3.790	07/05/07	10,675,000
University of Texas CP Series 2005 (A-1+/P1)
23,200,000	3.700	08/20/07	23,200,000
9,200,000	3.720	10/11/07	9,200,000
University of Texas VRDN RB Floater Series 2007-1897 (Morgan Stanley)(A1+)(a)
6,850,000	3.790	07/05/07	6,850,000
University of Texas VRDN RB P-Floats-MT-354 Series 2007 (Lloyds TSB Bank PLC) (F1+)(a)
12,155,000	3.790	07/05/07	12,155,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
9,985,000	3.790	07/05/07	9,985,000

			$1,340,724,500

Utah—2.3%
Utah Transit Authority Municipal Security Trust Certificates VRDN RB Series 2007-339 Class A (VMIG1) (MBIA) (Bear Stearns & Co.)(a)
$5,000,000	3.930%	07/02/07	$5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
$17,400,000	3.860%	07/02/07	$17,400,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
2,600,000	3.900	07/02/07	2,600,000
Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PT-4173 Relating to Utah Transit Authority (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,000,000	3.800	07/05/07	5,000,000
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
57,500,000	3.790	07/05/07	57,500,000
State of Utah GO Series 2002 A (Aaa/ AAA)
5,825,000	5.000	07/01/07	5,825,201
State of Utah GO Series 2003 A (Aaa/ AAA)
5,000,000	5.000	07/01/07	5,000,173
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002-C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)(b)
10,000,000	3.750	07/05/07	10,000,000
Utah Transit Authority VRDN RB Sales Tax Merlots Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
29,300,000	3.790	07/04/07	29,300,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000-C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,300,000	3.860	07/02/07	9,300,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
36,680,000	3.900	07/02/07	36,680,000

			$183,605,374

Vermont(a)—0.1%
Vermont Education & Health Buildings Middlebury College VRDN RB Floater Series 2007-1913 (Morgan Stanley) (A1)
$6,900,000	3.790%	07/05/07	$6,900,000

Virginia—1.0%
Educational Facilities VRDN RB for University of Richmond Project Series 2006 (Suntrust Bank SPA) (VMIG1)
$43,800,000	3.950%	07/02/07	$43,800,000
Fairfax County GO VRDN Putters Series 2007-1801 (JPMorgan Chase & Co.) (A-1+)(a)
8,295,000	3.800	07/05/07	8,295,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	3.800	07/05/07	12,200,000
Virginia Commonwealth University VRDN RB Series 2006-B (AMBAC) (Wachovia Bank SPA) (A-1+/ VMIG1)
9,200,000	3.950	07/02/07	9,200,000
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II-R-11010 (Citibank N.A. SPA) (VMIG1)(a)
10,000,000	3.790	07/05/07	10,000,000

			$83,495,000

Washington—5.2%
ABN AMRO Munitops Certificate Trust VRDN RB for Port of Tacoma, WA Non-AMT Trust Certificates Series 2006-84 (XLCA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$9,450,000	3.790%	07/05/07	$9,450,000
ABN AMRO Munitops Certificates Trust VRDN RB for City of Tacoma Non-AMT Series 2006-52, (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
11,810,000	3.790	07/05/07	11,810,000
Eclipse Funding Trust GO VRDN for Washington State Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(a)
25,765,000	3.790	07/05/07	25,765,000
Eclipse Funding Trust VRDN RB for King County Series 2006 (FSA) (U.S. Bank N.A. SPA) (A-1+) (a)
15,325,000	3.790	07/05/07	15,325,000
Eclipse Funding Trust VRDN RB for Seattle Water Systems Series 2006-2 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(a)
6,700,000	3.820	07/05/07	6,700,000
Eclipse Funding Trust VRDN RB for Port of Seattle, WA Series 2006-0063 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,465,000	3.790	07/05/07	6,465,000
Energy Northwest Electric VRDN RB for Washington Spears Series 2004 DB-100 (MBIA) (Deutsche Bank N.A. SPA) (A-1+)(a)
5,405,000	3.790	07/05/07	5,405,000
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
14,645,000	3.790	07/05/07	14,645,000
Energy Northwest Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)
14,995,000	3.800	07/05/07	14,995,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (Aaa/AA-)
5,455,000	5.250	07/01/08	5,534,912
Energy Northwest Washington Wind Project ROCS-RR-II-R-11015 Series 2007 (AMBAC) (Citibank N.A. SPA) (VMIG1)(a)
10,700,000	3.790	07/05/07	10,700,000
Grant County Public Utility District No. 2 VRDN RB for Priest Rapids Hydro Electric ROCS-RR-II-R-4088 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
12,210,000	3.790	07/05/07	12,210,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
8,810,000	3.800	07/05/07	8,810,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
$6,630,000	3.790%	07/05/07	$6,630,000
Lehman Municipal Trust Receipts GO VRDN Floaters Trust Snohomish County Series 2007-P32W Reg D (MBIA) (Lehman Liquidity Co.) (VMIG1)(a)
15,210,000	3.770	07/04/07	15,210,000
Port of Seattle Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-MT-453 (MBIA) (KBC Bank N.V.) (F1+)(a)
10,000,000	3.790	07/05/07	10,000,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
28,195,000	3.790	07/05/07	28,195,000
Port Seattle VRDN RB Series 2005 DB-168 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(a)
3,980,000	3.790	07/05/07	3,980,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1007 Energy Northwest Washington Electric Revenue Series 2007 (Merrill Lynch SPA) (F1+)(a)
21,810,000	3.820	07/05/07	21,810,000
Seattle Washington Municipal Security Trust Certificates GO VRDN Series 2007-322 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
6,500,000	3.780	07/05/07	6,500,000
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
12,530,000	3.800	07/05/07	12,530,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+) (a)
6,775,000	3.790	07/05/07	6,775,000
State of Washington Deutsche Bank Spear Lifers Trust GO VRDN P-Floats Series 2007-DB270 (Deutsche Bank) (F+)
20,000,000	3.800	07/05/07	20,000,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,830,000	3.790	07/04/07	18,830,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A1+)(a)
12,000,000	3.800	07/05/07	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A1+)(a)
8,915,000	3.800	07/05/07	8,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A1+) (a)
17,025,000	3.800	07/05/07	17,025,000
Washington State GO VRDN Eagle Series 2007-0006 Class A (FGIC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)(b)
22,825,000	3.780	07/05/07	22,825,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
10,060,000	3.800	07/05/07	10,060,000
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.790	07/05/07	3,000,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
9,969,500	3.790	07/05/07	9,969,500
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,175,000	3.790	07/04/07	18,175,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,715,000	3.790	07/04/07	8,715,000
Washington State GO VRDN ROCS-RR-II-R-9081 (FSA) (Citigroup Financial Products) (VMIG1)(a)
2,225,000	3.790	07/05/07	2,225,000
Washington State Lehman Municipal Trust Receipts GO VRDN Floaters Series 2007-P33W Reg D (FGIC) (Lehman Liquidity Co. SPA) (VMIG1)
25,000	3.770	07/04/07	25,000
Washington State University VRDN RB Floaters Series 2006-1405 (AMBAC) (Morgan Stanley SPA) (A-1) (a)
10,580,000	3.790	07/05/07	10,580,000

			$421,789,412

Wisconsin—2.3%
Eclipse Funding Trust VRDN RB for Wisconsin State Series 2007-0004 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
$19,320,000	3.780%	07/05/07	$19,320,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
16,510,000	3.780	07/05/07	16,510,000
Municipal Security Trust Certificates VRDN RB Wisconsin State Clean Water Series 2007-335 (Bear Stearns Capital Markets) (VMIG1)(a)
6,510,000	3.780	07/05/07	6,510,000
Wisconsin State CP Series 2006-A (State Street Bank and California State) (A1+/P1)
30,700,000	3.750	09/12/07	30,700,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
80,340,000	3.800	07/05/07	80,340,000
Wisconsin State TRANS Series 2007 (SP-1+/ MIG1)(b)
16,500,000	4.500	06/16/08	16,615,665
Wisconsin State Transit VRDN RB Floater Series 2007-1864 (FSA) (Rabobank Netherlands SPA) (F1+) (a)
7,565,000	3.790	07/05/07	7,565,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin (continued)
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A1+)(a)
$7,615,000	3.800%	07/05/07	$7,615,000

			$185,175,665

Other Territories(a)—13.5%
JPMorgan Chase & Co. GO VRDN Putters Series 1683-2007 P (CIFG) (PSF-GTD MBIA, FSA, FGIC and AMBAC JPMorgan Chase & Co.) (F1+)
$328,080,000	3.970%	07/05/07	$328,080,000
JPMorgan Chase & Co. VRDN RB Putters Series 1751P (PSF-GTD, MBIA, FGIC, FSA and AMBAC) (JPMorgan Chase & Co.) (F1+)
125,255,000	3.950	07/05/07	125,255,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (PSF-GTD, AMBAC, FGIC, FSA, CIFG and MBIA) (JPMorgan Chase & Co.) (F1+)
170,190,000	3.970	07/05/07	170,190,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1633P (PSF-GTD, AMBAC, FSA, MBIA and XLCA) (JPMorgan Chase & Co.) (F1+)
82,745,000	3.980	07/05/07	82,745,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD, FSA and MBIA) (JPMorgan Chase & Co.) (F1+)
35,030,000	3.980	07/05/07	35,030,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)
88,205,000	3.950	07/05/07	88,205,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
46,500,000	3.950	07/05/07	46,500,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (PSF-GTD, FGIC, AMBAC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)
94,580,000	3.950	07/05/07	94,580,000
UBS Municipal GO VRDN Floaters Series 2007-GM01 Pooled Trust (FSA, AMBAC, FGIC and MBIA) (BNP Paribas SPA) (A-1+)
18,880,000	3.830	07/05/07	18,880,000
Wachovia Bank Bruts VRDN RB Merlots Series 2007-ON2 (FSA, MBIA and AMBAC) (Wachovia Bank N.A. SPA) (F1+)(b)
103,290,000	3.930	07/05/07	103,290,000

			$1,092,755,000

Total Investments—105.1%			$8,530,203,462

Liabilities in Excess of Other Assets—(5.1)%			(414,068,604)

Net Assets—100.0%			$8,116,134,858

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2007, these securities amounted to $6,590,132,500 or approximately 81.2% of net assets.
(b)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guarantee
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Funds
June 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I—At June 30, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$250,800,000

Financial Square Treasury Obligations	5,457,500,000

Financial Square Money Market	175,200,000

Financial Square Government	44,200,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital PLC	$500,000,000	4.50%	07/02/07	$500,187,500

Bear Stearns	1,700,000,000	4.30	07/02/07	1,700,609,167

Citigroup Global Markets, Inc.	500,000,000	4.00	07/02/07	500,166,667

Citigroup Global Markets, Inc.	500,000,000	4.25	07/02/07	500,177,083

Deutsche Bank Securities, Inc.	750,000,000	4.45	07/02/07	750,278,125

JPMorgan Securities, Inc.	1,250,000,000	4.40	07/02/07	1,250,458,333

Lehman Brothers Holdings, Inc.	500,000,000	4.25	07/02/07	500,177,083

Merrill Lynch	100,000,000	4.00	07/02/07	100,033,333

Morgan Stanley & Co.	493,500,000	4.35	07/02/07	493,678,894

TOTAL	$6,293,500,000			$6,295,766,185

At June 30, 2007, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.000%, due 07/05/07 to 12/27/07; U.S. Treasury Bonds, 0.000% to 13.250%, due 01/15/14 to 05/15/16; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/07 to 08/15/33; U.S. Treasury Notes, 2.625% to 6.500%, due 07/31/07 to 08/15/16 and U.S. Principal-Only Stripped Securities, 0.000% to 8.750%, due 01/15/08 to 05/15/17. The aggregate market value of the collateral, including accrued interest, was $6,419,377,569.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
Joint Repurchase Agreement Account II—At June 30, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$1,625,000,000

Financial Square Money Market	300,000,000

Financial Square Government	3,553,100,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.36%	07/02/07	$1,000,446,667

Barclays Capital PLC	1,000,000,000	5.38	07/02/07	1,000,448,333

Bear Stearns	750,000,000	5.40	07/02/07	750,337,500

Citigroup Global Markets, Inc.	1,500,000,000	5.40	07/02/07	1,500,675,000

Credit Suisse Securities (USA) LLC	250,000,000	5.38	07/02/07	250,112,083

Deutsche Bank Securities, Inc.	100,000,000	5.25	07/02/07	100,043,750

Deutsche Bank Securities, Inc.	2,000,000,000	5.35	07/02/07	2,000,891,667

Greenwich Capital Markets	500,000,000	5.38	07/02/07	500,224,167

Lehman Brothers Holdings, Inc.	250,000,000	5.29	07/02/07	250,110,208

Lehman Brothers Holdings, Inc.	250,000,000	5.30	07/02/07	250,110,417

UBS Securities LLC	100,000,000	5.35	07/02/07	100,044,583

Wachovia Capital Markets	250,000,000	5.40	07/02/07	250,112,500

TOTAL	$7,950,000,000			$7,953,556,875

At June 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 5.000% to 6.000%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 8.000%, due 01/01/08 to 02/01/46; Federal National Mortgage Association, 0.000% to 11.500%, due 01/01/08 to 06/01/47; Government National Mortgage Association, 4.500% to 8.500%, due 07/15/09 to 06/15/37. The aggregate market value of the collateral, including accrued interest, was $8,144,019,914.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2007 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investments in securities, at value based on amortized cost— unaffiliated issuers	$29,450,820,460	$16,003,226,898
Repurchase agreements, at value based on amortized cost— unaffiliated issuers	3,355,600,000	1,312,200,000
Repurchase agreements, at value based on amortized cost— affiliated issuers	300,000,000	75,000,000
Cash	85,936	33,496
Receivables:
Investment securities sold	—	—
Interest	78,012,731	74,061,435
Fund shares sold	307,818	14,455,469
Reimbursement from investment adviser	—	—
Other assets	225,315	173,308

Total assets	33,185,052,260	17,479,150,606

Liabilities:
Due to custodian	—	—
Payables:
Investment securities purchased	—	75,000,000
Dividend distribution	92,887,737	26,422,610
Amounts owed to affiliates	4,826,651	2,533,740
Fund shares repurchased	671,094	2,766,644
Accrued expenses	2,484,559	794,757

Total liabilities	100,870,041	107,517,751

Net Assets:
Paid-in capital	33,084,201,681	17,371,849,174
Undistributed (distribution in excess of) net investment income	1,150,363	(55,733)
Accumulated net realized gain (loss) on investment transactions	(1,169,825)	(160,586)

Net assets	$33,084,182,219	$17,371,632,855

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$23,795,092,663	$15,829,464,589
FST Select Shares	239,575,719	143,272,805
FST Preferred Shares	1,280,650,333	109,436,859
FST Capital Shares	630,869,479	9,846,666
FST Administration Shares	5,402,782,065	658,216,569
FST Service Shares	1,735,211,960	621,395,367

Shares outstanding:
FST Shares	23,795,101,769	15,829,652,443
FST Select Shares	239,576,002	143,274,576
FST Preferred Shares	1,280,650,949	109,438,143
FST Capital Shares	630,869,811	9,846,869
FST Administration Shares	5,402,784,186	658,223,653
FST Service Shares	1,735,212,728	621,401,740

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	33,084,195,445	17,371,837,424

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$—	$3,887,270,359	$—	$9,808,729,567	$8,530,203,462
5,964,100,000	—	5,415,500,000	—	—
880,000,000	—	350,000,000	—	—
47,578	53,853	22,605	55,180	—

—	451,739,150	—	—	91,149,489
13,810,329	2,909,461	16,931,909	42,917,907	60,897,302
—	—	142,918	—	3,394,606
—	8,623	2,689	—	—
51,675	33,620	48,335	62,149	30,434

6,858,009,582	4,342,015,066	5,782,648,456	9,851,764,803	8,685,675,293

—	—	—	—	15,932,879

—	451,260,228	—	—	541,751,656
15,770,759	10,894,473	11,386,374	6,360,429	9,376,887
1,042,857	604,258	698,115	1,463,812	1,229,652
—	—	29,232	—	779,629
1,437,044	394,105	626,548	629,403	469,732

18,250,660	463,153,064	12,740,269	8,453,644	569,540,435

6,839,775,061	3,878,601,975	5,769,933,083	9,843,316,510	8,116,235,691
1,655,201	(770,985)	961,244	363,704	(35,515)
(1,671,340)	1,031,012	(986,140)	(369,055)	(65,318)

$6,839,758,922	$3,878,862,002	$5,769,908,187	$9,843,311,159	$8,116,134,858

$1.00	$1.00	$1.00	$1.00	$1.00

$2,142,942,535	$2,627,513,086	$3,148,746,069	$8,420,382,588	$6,855,933,829
5,001,924	28,176,946	82,329,857	1,266	52,015,386
113,313,978	160,087,044	396,957,702	145,471,462	314,275,992
162,799,627	37,006,669	244,477,905	5,039,156	115,195,811
2,849,183,746	776,122,357	1,477,783,914	661,325,503	514,982,133
1,566,517,112	249,955,900	419,612,740	611,091,184	263,731,707

2,142,947,191	2,627,336,033	3,148,753,776	8,420,387,143	6,855,974,934
5,001,926	28,175,083	82,330,072	1,266	52,017,485
113,314,432	160,076,256	396,958,672	145,471,501	314,275,813
162,799,949	37,004,555	244,478,341	5,039,161	115,194,343
2,849,190,435	776,071,080	1,477,786,880	661,325,916	514,990,214
1,566,521,128	249,938,968	419,613,868	611,091,523	263,731,948

6,839,775,061	3,878,601,975	5,769,921,609	9,843,316,510	8,116,184,737

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest income—unaffiliated	$816,786,937	$424,780,580
Interest income—affiliated	9,217,951	3,658,862

Total investment income	826,004,888	428,439,442

Expenses:
Portfolio-Level Expenses:
Management fees	31,511,158	16,351,307
Transfer agent fees	2,305,695	1,196,437
Custody and accounting fees	885,585	495,150
Registration fees	171,262	79,819
Printing fees	98,931	60,704
Professional fees	50,074	49,578
Shareholder meeting expense	33,839	233,670
Trustee fees	9,719	9,719
Other	299,011	349,673

Subtotal	35,365,274	18,826,057
Class Specific Expenses:
FST Administration Share fees	6,229,911	788,488
FST Service Share fees	4,215,917	1,260,213
FST Preferred Share fees	646,081	50,061
FST Capital Share fees	500,525	11,690
FST Select Share fees	61,347	20,834

Total expenses	47,019,055	20,957,343
Less— expense reductions	(7,686,341)	(3,991,403)

Net expenses	39,332,714	16,965,940

Net investment income	786,672,174	411,473,502

Net realized and unrealized gain (loss) on investment transactions	31,522	14,877

Net increase in net assets resulting from operations	$786,703,696	$411,488,379

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$162,303,326	$83,773,807	$127,333,730	$257,757,815	$154,287,038
9,092,453	—	5,140,855	—	—

171,395,779	83,773,807	132,474,585	257,757,815	154,287,038

6,704,086	3,433,366	5,088,968	10,027,234	8,476,239
490,543	251,222	372,364	733,700	620,213
235,730	155,271	184,864	367,356	325,146
78,852	14,835	19,127	60,311	81,138
40,229	33,428	35,965	48,073	47,017
47,087	45,409	49,967	47,583	48,976
17,713	15,317	15,522	23,487	38,981
9,719	9,719	9,719	9,719	9,719
85,653	48,745	83,686	123,588	136,625

7,709,612	4,007,312	5,860,182	11,441,051	9,784,054

3,388,810	1,067,900	1,382,783	853,433	604,545
4,068,792	469,008	1,035,647	1,527,730	506,065
91,908	67,236	178,971	62,935	73,923
97,868	11,911	122,699	3,875	101,209
110	4,629	11,915	—	9,857

15,357,100	5,627,996	8,592,197	13,889,024	11,079,653
(1,021,098)	(577,146)	(1,277,540)	(1,496,990)	(2,164,856)

14,336,002	5,050,850	7,314,657	12,392,034	8,914,797

157,059,777	78,722,957	125,159,928	245,365,781	145,372,241

—	1,345,344	(4,479)	25,604	(65,318)

$157,059,777	$80,068,301	$125,155,449	$245,391,385	$145,306,923

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund

	For the
	Six Months
	Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

From operations:
Net investment income	$786,672,174	$1,389,768,056
Net realized gain (loss) on investment transactions	31,522	(442,918)

Net increase in net assets resulting from operations	786,703,696	1,389,325,138

Distributions to shareholders:
From net investment income:
FST Shares	(563,636,528)	(1,029,549,409)
FST Select Shares	(10,559,375)	(8,084,513)
FST Preferred Shares	(32,910,285)	(78,882,954)
FST Capital Shares	(16,830,458)	(20,878,613)
FST Administration Shares	(123,200,435)	(187,841,920)
FST Service Shares	(39,579,841)	(64,087,729)

Total distributions to shareholders	(786,716,922)	(1,389,325,138)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	112,327,987,104	229,878,004,648
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	257,375,067	488,936,715
Cost of shares repurchased	(106,581,055,481)	(229,262,145,498)

Net increase (decrease) in net assets resulting from share transactions	6,004,306,690	1,104,795,865

Net increase (decrease)	6,004,293,464	1,104,795,865

Net assets:
Beginning of period	27,079,888,755	25,975,092,890

End of period	$33,084,182,219	$27,079,888,755

Undistributed (distribution in excess of) net investment income	$1,150,363	$1,195,111

The accompanying notes are an integral part of these financial statements.

Money Market Fund		Treasury Obligations

For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

$411,473,502	$688,757,902	$157,059,777	$269,113,902
14,877	(138,865)	—	(430,806)

411,488,379	688,619,037	157,059,777	268,683,096

(377,779,493)	(626,492,422)	(47,494,044)	(86,415,950)
(3,582,534)	(5,424,655)	(18,074)	(49,113)
(2,547,112)	(3,973,857)	(4,545,708)	(33,024,399)
(392,437)	(1,064,137)	(3,187,413)	(470,190)
(15,574,732)	(34,052,271)	(64,884,740)	(98,023,648)
(11,816,619)	(17,611,695)	(36,945,937)	(50,699,796)

(411,692,927)	(688,619,037)	(157,075,916)	(268,683,096)

39,110,417,441	75,852,484,820	19,227,665,023	40,307,442,277
—	72,020,325	—	—
246,277,566	359,538,208	59,442,607	86,355,900
(37,138,285,212)	(72,447,802,619)	(19,344,985,835)	(38,693,158,795)

2,218,409,795	3,836,240,734	(57,878,205)	1,700,639,382

2,218,205,247	3,836,240,734	(57,894,344)	1,700,639,382

15,153,427,608	11,317,186,874	6,897,653,266	5,197,013,884

$17,371,632,855	$15,153,427,608	$6,839,758,922	$6,897,653,266

$(55,733)	$163,692	$1,655,201	$1,671,340

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Treasury Instruments Fund

	For the
	Six Months
	Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

From operations:
Net investment income	$78,722,957	$121,426,922
Net realized gain (loss) on investment transactions	1,345,344	(314,332)

Net increase in net assets resulting from operations	80,068,301	121,112,590

Distributions to shareholders:
From net investment income:
FST Shares	(51,733,896)	(72,696,713)
FST Select Shares	(747,062)	(597,407)
FST Preferred Shares	(3,204,785)	(6,086,441)
FST Capital Shares	(371,071)	(478,060)
FST Administration Shares	(19,723,842)	(33,741,077)
FST Service Shares	(4,089,639)	(7,505,301)
From net realized gains:
FST Shares	—	—
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	—	—
FST Service Shares	—	—

Total distributions to shareholders	(79,870,295)	(121,104,999)

From share transactions (at $1.00 per share):
Proceeds from sales of units/shares	10,155,083,146	16,842,892,070
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	17,481,846	28,318,839
Cost of shares repurchased	(9,502,690,341)	(15,810,617,066)

Net increase (decrease) in net assets resulting from share transactions	669,874,651	1,060,593,843

Net increase (decrease)	670,072,657	1,060,601,434

Net assets:
Beginning of period	3,208,789,345	2,148,187,911

End of period	$3,878,862,002	$3,208,789,345

Undistributed (distributions in excess of) net investment income	$(770,985)	$376,353

The accompanying notes are an integral part of these financial statements.

Government Fund		Federal Fund		Tax-Free Money Market Fund

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

$125,159,928	$215,789,727	$245,365,781	$394,264,259	$145,372,241	$260,635,819
(4,479)	(499,145)	25,604	(279,964)	(65,318)	509,316

125,155,449	215,290,582	245,391,385	393,984,295	145,306,923	261,145,135

(73,247,516)	(123,059,583)	(211,750,795)	(329,433,024)	(128,375,413)	(223,795,480)
(2,034,326)	(4,081,987)	(31)	(70)	(1,152,507)	(3,507,444)
(9,041,224)	(14,030,530)	(3,125,936)	(6,575,275)	(2,528,295)	(10,662,952)
(4,092,271)	(6,744,369)	(127,068)	(167,760)	(2,290,260)	(8,480,296)
(27,112,753)	(53,056,600)	(16,444,910)	(33,415,970)	(7,972,519)	(9,999,661)
(9,640,781)	(14,317,513)	(13,952,350)	(24,393,192)	(3,088,762)	(4,189,986)

—	—	—	—	—	(226,553)
—	—	—	—	—	(3,347)
—	—	—	—	—	(13,648)
—	—	—	—	—	(14,101)
—	—	—	—	—	(13,170)
—	—	—	—	—	(7,573)

(125,168,871)	(215,290,582)	(245,401,090)	(393,985,291)	(145,407,756)	(260,914,211)

19,570,953,735	40,117,844,723	16,141,537,287	28,887,530,049	27,495,804,195	65,508,104,052
—	128,482,724	—	—	—	55,824,203
54,107,583	91,863,148	203,773,750	308,087,102	93,362,943	180,652,951
(19,118,467,425)	(39,841,597,838)	(16,737,576,879)	(27,967,444,356)	(27,063,295,732)	(66,856,076,493)

506,593,893	496,592,757	(392,265,842)	1,228,172,795	525,871,406	(1,111,495,287)

506,580,471	496,592,757	(392,275,547)	1,228,171,799	525,770,573	(1,111,264,363)

5,263,327,716	4,766,734,959	10,235,586,706	9,007,414,907	7,590,364,285	8,701,628,648

$5,769,908,187	$5,263,327,716	$9,843,311,159	$10,235,586,706	$8,116,134,858	$7,590,364,285

$961,244	$970,187	$363,704	$399,013	$(35,515)	$—

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Financial Square Funds, collectively, the “Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares— FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.
C. Federal Taxes and Distributions to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of the Funds’ distributions is shown in the accompanying financial statements as from net investment income.
   As of December 31, 2006, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any. Such timing differences include prior year non-deductible organization costs.

   At December 31, 2006 (tax-year end), the following Funds had a capital loss carryforward for U.S. Federal tax purposes of approximately:

	Capital loss carryforward[1]:

	Prime	Money	Treasury	Treasury
Year Expiring	Obligations	Market	Obligations	Instruments	Government	Federal

2007	$—	$—	$—	$—	$6,010	$—
2008	—	—	—	—	3,440	—
2009	—	—	—	—	557	—
2010	—	11,758	—	—	1,243	—
2011	5,692	—	—	—	—	—
2012	544	13	—	—	—	—
2013	752,193	24,827	1,240,534		471,266	114,695
2014	442,918	138,865	430,806	314,322	499,145	279,964

Total capital loss carryforward	$1,201,347	$175,463	$1,671,340	$314,322	$981,661	$394,659

[1]	Expiration occurs on December 31 of the year indicated.
   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.
E. Forward Commitment Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

3. Agreements
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund’s average daily net assets.
   For the six months ended June 30, 2007, GSAM has voluntarily agreed to waive a portion of its Management fee equal to an annual percentage rate of the average daily net assets of the Funds.
   GSAM has voluntarily waived a portion of its Management fee equal annually to 0.05% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer agent fees and expenses, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the investment adviser.
   For the six months ended June 30, 2007, expense reductions were as follows (in thousands):

		Other	Custody
	Management	Expense	Expense
Fund	Fees Waived	Reimbursement	Reductions	Total

Prime Obligations	$7,685	$—	$1	$7,686

Money Market	3,988	—	3	3,991

Treasury Obligations	981	39	1	1,021

Treasury Instruments	502	73	2	577

Government	1,241	36	1	1,278

Federal	1,467	—	30	1,497

Tax-Free Money Market	2,067	70	28	2,165

   Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.
   Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.

   At June 30, 2007, the amounts owed to GSAM and its affiliates were as follows (in thousands):

				Affiliated
				Dealers
	Management	Over	Transfer	Service
Fund	Fees	Reimbursement	Agent Fees	Fees	Total

Prime Obligations	$4,400	$—	$426	$1	$4,827

Money Market	2,308	—	224	2	2,534

Treasury Obligations	959	2	82	—	1,043

Treasury Instruments	555	—	48	1	604

Government	636	—	62	—	698

Federal	1,348	—	116	—	1,464

Tax-Free Money Market	1,113	6	108	3	1,230

4. Select, Preferred, Capital, Administration and Service Plans
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net assets of the respective shares.
5. Line of Credit Facility
The Funds participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, each Fund must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate plus a spread. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended June 30, 2007, the Funds did not have any borrowings under the facility.
6. Portfolio Concentrations
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
7. Other Matters
Exemptive Orders— Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions with Goldman Sachs.
New Accounting Pronouncement— On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements, however, additional disclosures will be required.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

Mergers and Reorganizations— At a meeting held on December 14, 2005, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisitions of the First Funds Cash Reserve Portfolio by the Goldman Sachs Financial Square Money Market Fund, the First Funds U.S. Government Money Market Portfolio by the Goldman Sachs Financial Square Government Fund, and the First Funds Municipal Money Market Portfolio by the Goldman Sachs Financial Square Tax-Free Money Market Fund. The trustees approved certain amendments to the Agreement on April 7, 2006. The acquisitions were completed on June 5, 2006.
   Pursuant to the Agreement, the assets and liabilities of the First Funds Cash Reserve Portfolio, First Funds U.S. Government Money Market Portfolio and the First Funds Municipal Money Market Portfolio (“Acquired Funds”) Institutional Class and Class C were transferred into the Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Tax-Free Money Market Funds’ (“Survivor Funds”) FST Class and FST Administration Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	June 5,
Survivor/Acquired Fund	Issued	Shares	2006

Financial Square Money Market FST Class/
First Funds Cash Reserve Institutional Class	29,951,814	$29,951,804	29,951,814

Financial Square Money Market FST Administration Class/
First Funds Cash Reserve Class C	42,068,532	$42,068,521	42,068,532

Financial Square Government FST Class/
First Funds U.S. Government Money Market Institutional Class	118,595,969	$118,595,969	118,595,969

Financial Square Government FST Administration Class/
First Funds U.S. Government Money Market Class C	9,886,755	$9,886,755	9,886,755

Financial Square Tax-Free Money Market FST Class/
First Funds Municipal Money Market Institutional Class	48,831,245	$48,831,002	48,831,245

Financial Square Tax-Free Money Market FST Administration Class/
First Funds Municipal Money Market Class C	6,993,410	$6,993,181	6,993,410

   The following chart shows the Survivor Funds’ and Acquired Funds’ aggregate net assets (immediately before and after the completion of the acquisition) as well as the Acquired Fund’s Capital Loss Carryforwards:

				Survivor
	Survivor	Acquired		Fund’s
	Fund’s	Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	immediately
	before	before	Capital Loss	after
Survivor/ Acquired Fund	acquisition	acquisition	Carryforward	acquisition

Financial Square Money Market/
First Funds Cash Reserve	$13,476,835,558	$72,020,325	$11,771	$13,548,855,904

Financial Square Government/
First Funds U.S. Government Money Market	$4,350,998,480	$128,482,724	$11,474	$4,479,481,204

Financial Square Tax-Free/
First Funds Municipal Money Market	$7,516,749,991	$55,824,183	$4,088	$7,572,574,646

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Prime Obligations Fund

	For the
	Six Months Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

FST Shares
Shares sold	76,855,216,651	170,612,831,603
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	179,030,098	361,123,897
Shares repurchased	(71,377,632,360)	(171,679,544,733)

	5,656,614,389	(705,589,233)

FST Select Shares
Shares sold	1,693,168,584	2,622,537,919
Reinvestment of dividends and distributions	9,895,864	7,263,449
Shares repurchased	(1,754,167,904)	(2,438,015,801)

	(51,103,456)	191,785,567

FST Preferred Shares
Shares sold	6,769,294,518	14,291,461,219
Reinvestment of dividends and distributions	22,813,858	49,447,374
Shares repurchased	(7,283,701,833)	(14,325,501,029)

	(491,593,457)	15,407,564

FST Capital Shares
Shares sold	3,712,571,000	6,073,945,225
Reinvestment of dividends and distributions	9,535,497	11,916,555
Shares repurchased	(3,679,546,291)	(5,976,409,125)

	42,560,206	109,452,655

FST Administration Shares
Shares sold	16,562,900,887	23,817,166,145
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	20,081,165	34,422,826
Shares repurchased	(15,790,528,599)	(22,662,620,796)

	792,453,453	1,188,968,175

FST Service Shares
Shares sold	6,734,835,464	12,460,062,537
Reinvestment of dividends and distributions	16,018,585	24,762,614
Shares repurchased	(6,695,478,494)	(12,180,054,014)

	55,375,555	304,771,137

Net increase (decrease) in shares	6,004,306,690	1,104,795,865

Money Market Fund		Treasury Obligations Fund		Treasury Instruments Fund

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

35,059,677,290	68,561,639,792	6,695,771,062	17,516,997,455	7,168,653,759	10,153,093,298
—	29,951,814	—	—	—	—
223,674,104	318,700,601	20,834,225	35,939,641	11,793,382	22,035,732
(33,365,450,647)	(65,190,211,686)	(6,429,486,729)	(17,330,154,873)	(6,461,072,625)	(9,468,444,910)

1,917,900,747	3,720,080,521	287,118,558	222,782,223	719,374,516	706,684,120

713,772,604	1,072,742,598	83,300,000	260,571,000	—	33,390,476
3,312,985	5,181,699	6,371	30,599	747,038	597,413
(601,877,369)	(1,091,969,604)	(78,308,376)	(260,600,763)	(6,171,288)	(455,130)

115,208,220	(14,045,307)	4,997,995	836	(5,424,250)	33,532,759

342,766,076	703,052,729	229,685,867	1,966,462,034	43,708,473	84,181,680
2,525,826	3,915,697	253,531	307,370	42,971	152,924
(333,491,444)	(705,779,023)	(892,705,080)	(1,859,866,571)	(45,176,440)	(56,636,983)

11,800,458	1,189,403	(662,765,682)	106,902,833	(1,424,996)	27,697,621

53,853,508	60,771,898	183,032,801	98,903,970	121,205,120	252,341,426
386,990	1,037,940	1,615,888	70,607	330,249	450,179
(57,399,842)	(84,389,381)	(112,746,159)	(10,003,326)	(102,476,157)	(241,314,019)

(3,159,344)	(22,579,543)	71,902,530	88,971,251	19,059,212	11,477,586

2,241,794,095	4,408,180,593	7,932,714,884	13,506,141,815	2,088,699,692	4,882,502,145
—	42,068,532	—	—	—	—
9,538,468	19,809,694	4,799,623	7,350,111	2,855,052	2,235,411
(2,209,619,119)	(4,463,395,378)	(7,441,707,718)	(13,016,838,197)	(2,184,853,611)	(4,553,267,958)

41,713,444	6,663,441	495,806,789	496,653,729	(93,298,867)	331,469,598

698,553,868	1,046,097,210	4,103,160,409	6,958,366,004	732,816,102	1,437,383,045
6,839,193	10,892,577	31,932,969	42,657,571	1,713,154	2,847,180
(570,446,791)	(912,057,547)	(4,390,031,773)	(6,215,695,065)	(702,940,220)	(1,490,498,066)

134,946,270	144,932,240	(254,938,395)	785,328,510	31,589,036	(50,267,841)

2,218,409,795	3,836,240,755	(57,878,205)	1,700,639,382	669,874,651	1,060,593,843

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Government Fund

	For the
	Six Months Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

FST Shares
Shares sold	9,353,286,700	22,345,461,625
Shares issued in connection with merger	—	118,595,969
Reinvestment of dividends and distributions	32,597,759	54,600,265
Shares repurchased	(9,354,809,359)	(22,116,289,005)

	31,075,100	402,368,854

FST Select Shares
Shares sold	12,691,228	142,020,852
Reinvestment of dividends and distributions	1,968,580	4,007,757
Shares repurchased	(14,830,141)	(139,299,857)

	(170,333)	6,728,752

FST Preferred Shares
Shares sold	914,176,595	2,004,998,495
Reinvestment of dividends and distributions	6,123,063	8,380,818
Shares repurchased	(907,737,609)	(2,035,007,637)

	12,562,049	(21,628,324)

FST Capital Shares
Shares sold	3,124,762,130	5,735,982,157
Reinvestment of dividends and distributions	2,783,777	4,809,218
Shares repurchased	(3,036,322,016)	(5,700,998,295)

	91,223,891	39,793,080

FST Administration Shares
Shares sold	4,183,782,673	7,890,011,432
Shares issued in connection with merger	—	9,886,755
Reinvestment of dividends and distributions	6,889,550	14,166,748
Shares repurchased	(3,863,839,941)	(7,926,156,728)

	326,832,282	(12,091,793)

FST Service Shares
Shares sold	1,982,254,409	1,999,370,162
Reinvestment of dividends and distributions	3,744,854	5,898,342
Shares repurchased	(1,940,928,359)	(1,923,846,316)

	45,070,904	81,422,188

Net increase (decrease) in shares	506,593,893	496,592,757

Federal Fund		Tax-Free Money Market Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

11,669,459,036	21,411,144,577	25,121,618,662	53,347,512,139
—	—	—	48,831,245
184,699,518	275,274,755	89,506,956	170,756,215
(11,999,523,837)	(20,676,244,293)	(24,598,719,072)	(54,871,412,677)

(145,365,283)	1,010,175,039	612,406,546	(1,304,313,078)

—	—	92,919,647	434,748,775
31	70	730,739	2,240,088
—	(2,019)	(142,877,834)	(511,511,241)

31	(1,949)	(49,227,448)	(74,522,378)

75,571,006	255,600,161	434,957,499	998,974,012
2,946,462	5,471,096	709,780	712,666
(65,576,019)	(271,145,171)	(448,010,488)	(916,250,803)

12,941,449	(10,073,914)	(12,343,209)	83,435,875

6,665,000	—	264,392,628	8,104,326,858
127,067	167,758	694,927	3,710,427
(5,366,022)	(327,000)	(573,105,631)	(7,905,726,404)

1,426,045	(159,242)	(308,018,076)	202,310,881

1,309,768,283	2,733,101,088	1,018,773,258	1,774,160,173
—	—	—	6,993,410
9,068,554	15,528,545	967,329	2,174,265
(1,412,377,575)	(2,690,661,555)	(827,953,333)	(1,809,220,902)

(93,540,738)	57,968,078	191,787,254	(25,893,054)

3,080,073,962	4,487,684,222	563,142,501	848,382,095
6,932,118	11,644,879	753,212	1,059,290
(3,254,733,426)	(4,329,064,318)	(472,629,374)	(841,954,466)

(167,727,346)	170,264,783	91,266,339	7,486,919

(392,265,842)	1,228,172,795	525,871,406	(1,111,494,835)

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.026	$(0.026)	$1.00	2.60%	$23,795,092	0.18	%(c)	5.19	%(c)	0.23	%(c)	5.14	%(c)
2007-FST Select Shares	1.00	0.026	(0.026)	1.00	2.59	239,576	0.21	(c)	5.16	(c)	0.26	(c)	5.11	(c)
2007-FST Preferred Shares	1.00	0.025	(0.025)	1.00	2.55	1,280,650	0.28	(c)	5.09	(c)	0.33	(c)	5.04	(c)
2007-FST Capital Shares	1.00	0.025	(0.025)	1.00	2.53	630,870	0.33	(c)	5.04	(c)	0.38	(c)	4.99	(c)
2007-FST Administration Shares	1.00	0.025	(0.025)	1.00	2.48	5,402,782	0.43	(c)	4.94	(c)	0.48	(c)	4.89	(c)
2007-FST Service Shares	1.00	0.023	(0.023)	1.00	2.35	1,735,212	0.68	(c)	4.69	(c)	0.73	(c)	4.64	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	18,138,487	0.18		4.88		0.23		4.83
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	290,680	0.21		4.94		0.26		4.89
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	1,772,244	0.28		4.79		0.33		4.74
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.83	588,310	0.33		4.78		0.38		4.73
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	4,610,331	0.43		4.64		0.48		4.59
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	1,679,837	0.68		4.41		0.73		4.36

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	18,844,076	0.18		3.10		0.22		3.06
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21		3.08		0.25		3.04
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28		2.99		0.32		2.95
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33		3.03		0.37		2.99
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43		2.88		0.47		2.84
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68		2.64		0.72		2.60

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18		1.22		0.22		1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21		1.18		0.25		1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28		1.13		0.32		1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33		1.07		0.37		1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21		1.06		0.25		1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33		0.94		0.37		0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43		0.80		0.47		0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68		0.56		0.72		0.52

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18		1.74		0.22		1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21		1.70		0.25		1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28		1.60		0.32		1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33	(c)	1.29	(c)	0.37	(c)	1.25	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43		1.48		0.47		1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68		1.24		0.72		1.20

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.026	$(0.026)	$1.00	2.60%	$15,829,465	0.19	%(c)	5.19	%(c)	0.24	%(c)	5.14	%(c)
2007-FST Select Shares	1.00	0.026	(0.026)	1.00	2.59	143,273	0.22	(c)	5.16	(c)	0.27	(c)	5.11	(c)
2007-FST Preferred Shares	1.00	0.025	(0.025)	1.00	2.55	109,437	0.29	(c)	5.09	(c)	0.34	(c)	5.04	(c)
2007-FST Capital Shares	1.00	0.025	(0.025)	1.00	2.52	9,847	0.34	(c)	5.03	(c)	0.39	(c)	4.98	(c)
2007-FST Administration Shares	1.00	0.024	(0.024)	1.00	2.47	658,217	0.44	(c)	4.94	(c)	0.49	(c)	4.89	(c)
2007-FST Service Shares	1.00	0.023	(0.023)	1.00	2.35	621,395	0.69	(c)	4.69	(c)	0.74	(c)	4.64	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	13,911,751	0.18		4.92		0.23		4.87
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21		4.87		0.26		4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28		4.80		0.33		4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33		4.69		0.38		4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43		4.65		0.48		4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68		4.42		0.73		4.37

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18		3.07		0.22		3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21		3.03		0.25		2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28		2.93		0.32		2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33		3.12		0.37		3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43		2.85		0.47		2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68		2.62		0.72		2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21		1.22		0.25		1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28		1.14		0.32		1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33		0.98		0.37		0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43		1.05		0.47		1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21		1.03		0.25		0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28		0.98		0.32		0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33		0.85		0.37		0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43		0.81		0.47		0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68		0.57		0.72		0.53

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18		1.76		0.22		1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21		1.81		0.25		1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28		1.62		0.32		1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33	(c)	1.73	(c)	0.37	(c)	1.69	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43		1.50		0.47		1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68		1.24		0.72		1.20

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.025	$(0.025)	$1.00	2.52%	$2,142,942	0.20	%(c)	5.03	%(c)	0.24	%(c)	5.00	%(c)
2007-FST Select Shares	1.00	0.025	(0.025)	1.00	2.51	5,002	0.23	(c)	4.93	(c)	0.26	(c)	4.90	(c)
2007-FST Preferred Shares	1.00	0.024	(0.024)	1.00	2.47	113,314	0.30	(c)	4.95	(c)	0.33	(c)	4.91	(c)
2007-FST Capital Shares	1.00	0.024	(0.024)	1.00	2.45	162,800	0.35	(c)	4.88	(c)	0.39	(c)	4.85	(c)
2007-FST Administration Shares	1.00	0.024	(0.024)	1.00	2.40	2,849,184	0.45	(c)	4.79	(c)	0.49	(c)	4.75	(c)
2007-FST Service Shares	1.00	0.023	(0.023)	1.00	2.27	1,566,517	0.70	(c)	4.54	(c)	0.74	(c)	4.51	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.86	1,855,829	0.20		4.79		0.24		4.75
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.83	4	0.23		4.75		0.27		4.71
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.76	776,080	0.30		4.69		0.34		4.65
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.71	90,897	0.35		4.79		0.39		4.75
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.60	2,353,384	0.45		4.55		0.49		4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.34	1,821,459	0.70		4.31		0.74		4.27

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20		3.00		0.23		2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23		3.83		0.26		3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30		2.97		0.33		2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35		2.73		0.38		2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45		2.78		0.48		2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70		2.55		0.73		2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20		1.16		0.22		1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23		0.82		0.25		0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30		1.04		0.32		1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35		0.77		0.37		0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45		0.90		0.47		0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70		0.67		0.72		0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20		0.92		0.22		0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23		0.88		0.25		0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30		0.82		0.32		0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35		0.72		0.37		0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45		0.67		0.47		0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70		0.44		0.72		0.42

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20		1.58		0.22		1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23		1.53		0.25		1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30		1.44		0.32		1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.38	(c)	0.37	(c)	1.36	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45		1.31		0.47		1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70		1.06		0.72		1.04

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.024	$(0.024)	$1.00	2.44%	$2,627,513	0.20	%(c)	4.80	%(c)	0.24	%(c)	4.76	%(c)
2007-FST Select Shares	1.00	0.024	(0.024)	1.00	2.42	28,177	0.23	(c)	4.78	(c)	0.27	(c)	4.75	(c)
2007-FST Preferred Shares	1.00	0.024	(0.024)	1.00	2.39	160,087	0.30	(c)	4.70	(c)	0.34	(c)	4.67	(c)
2007-FST Capital Shares	1.00	0.023	(0.023)	1.00	2.36	37,007	0.35	(c)	4.61	(c)	0.39	(c)	4.57	(c)
2007-FST Administration Shares	1.00	0.023	(0.023)	1.00	2.31	776,122	0.45	(c)	4.55	(c)	0.49	(c)	4.52	(c)
2007-FST Service Shares	1.00	0.022	(0.022)	1.00	2.19	249,956	0.70	(c)	4.30	(c)	0.74	(c)	4.26	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.046	(0.046)	1.00	4.66	1,907,998	0.20		4.60		0.24		4.56
2006-FST Select Shares	1.00	0.045	(0.045)	1.00	4.63	33,599	0.23		4.82		0.27		4.78
2006-FST Preferred Shares	1.00	0.045	(0.045)	1.00	4.55	161,504	0.30		4.48		0.34		4.44
2006-FST Capital Shares	1.00	0.044	(0.044)	1.00	4.50	17,946	0.35		4.45		0.39		4.41
2006-FST Administration Shares	1.00	0.043	(0.043)	1.00	4.40	869,388	0.45		4.37		0.49		4.33
2006-FST Service Shares	1.00	0.041	(0.041)	1.00	4.14	218,354	0.70		4.05		0.74		4.01

2005-FST Shares	1.00	0.028	(0.028)	1.00	2.84	1,201,313	0.20		2.78		0.24		2.74
2005-FST Select Shares	1.00	0.028	(0.028)	1.00	2.81	67	0.23		2.78		0.27		2.74
2005-FST Preferred Shares	1.00	0.027	(0.027)	1.00	2.74	133,806	0.30		3.07		0.34		3.03
2005-FST Capital Shares	1.00	0.027	(0.027)	1.00	2.69	6,468	0.35		2.58		0.39		2.54
2005-FST Administration Shares	1.00	0.026	(0.026)	1.00	2.58	537,912	0.45		2.67		0.49		2.63
2005-FST Service Shares	1.00	0.023	(0.023)	1.00	2.33	268,622	0.70		2.44		0.74		2.40

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.08	1,398,794	0.20		1.11		0.24		1.07
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.05	65	0.23		1.27		0.27		1.23
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30		1.26		0.34		1.22
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35		0.89		0.39		0.85
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45		0.84		0.49		0.80
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70		0.54		0.74		0.50

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20		0.84		0.25		0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23		0.83		0.28		0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30		0.77		0.35		0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35		0.70		0.40		0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45		0.59		0.50		0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70		0.33		0.75		0.28

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20		1.47		0.25		1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23		1.76		0.28		1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30		1.39		0.35		1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35	(c)	1.09	(c)	0.40	(c)	1.04	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45		1.14		0.50		1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70		0.98		0.75		0.93

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.026	$(0.026)	$1.00	2.58%	$3,148,746	0.18	%(c)	5.15	%(c)	0.24	%(c)	5.10	%(c)
2007-FST Select Shares	1.00	0.025	(0.025)	1.00	2.57	82,330	0.21	(c)	5.12	(c)	0.27	(c)	5.07	(c)
2007-FST Preferred Shares	1.00	0.025	(0.025)	1.00	2.53	396,958	0.28	(c)	5.05	(c)	0.34	(c)	5.00	(c)
2007-FST Capital Shares	1.00	0.025	(0.025)	1.00	2.51	244,478	0.33	(c)	5.00	(c)	0.39	(c)	4.95	(c)
2007-FST Administration Shares	1.00	0.024	(0.024)	1.00	2.46	1,477,784	0.43	(c)	4.90	(c)	0.49	(c)	4.85	(c)
2007-FST Service Shares	1.00	0.023	(0.023)	1.00	2.33	419,613	0.68	(c)	4.65	(c)	0.74	(c)	4.60	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.95	3,117,679	0.18		4.89		0.24		4.83
2006-FST Select Shares	1.00	0.048	(0.048)	1.00	4.92	82,500	0.21		4.83		0.27		4.77
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.85	384,397	0.28		4.74		0.34		4.68
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.80	153,254	0.33		4.71		0.39		4.65
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.69	1,150,955	0.43		4.60		0.49		4.54
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.43	374,543	0.68		4.38		0.74		4.32

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.10	2,715,310	0.18		3.07		0.23		3.02
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21		2.87		0.26		2.82
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28		2.91		0.33		2.86
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33		2.99		0.38		2.94
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43		2.86		0.48		2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68		2.58		0.73		2.53

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21		1.21		0.25		1.17
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28		1.15		0.32		1.11
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33		1.10		0.37		1.06
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68		0.72		0.72		0.68

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18		1.05		0.22		1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21		1.02		0.25		0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33		0.87		0.37		0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43		0.78		0.47		0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68		0.54		0.72		0.50

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18		1.68		0.22		1.64
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21		1.60		0.25		1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28		1.58		0.32		1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33	(c)	1.18	(c)	0.37	(c)	1.14	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43		1.40		0.47		1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68		1.19		0.72		1.15

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.025	$(0.025)	$1.00	2.54%	$8,420,383	0.20	%(c)	5.07	%(c)	0.23	%(c)	5.04	%(c)
2007-FST Select Shares	1.00	0.025	(0.025)	1.00	2.52	1	0.23	(c)	5.02	(c)	0.26	(c)	4.99	(c)
2007-FST Preferred Shares	1.00	0.025	(0.025)	1.00	2.49	145,471	0.30	(c)	4.97	(c)	0.33	(c)	4.94	(c)
2007-FST Capital Shares	1.00	0.024	(0.024)	1.00	2.46	5,039	0.35	(c)	4.92	(c)	0.38	(c)	4.89	(c)
2007-FST Administration Shares	1.00	0.024	(0.024)	1.00	2.41	661,326	0.45	(c)	4.82	(c)	0.48	(c)	4.79	(c)
2007-FST Service Shares	1.00	0.023	(0.023)	1.00	2.29	611,091	0.70	(c)	4.57	(c)	0.73	(c)	4.54	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.87	8,565,756	0.20		4.77		0.23		4.74
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.84	1	0.23		4.60		0.26		4.57
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.77	132,530	0.30		4.66		0.33		4.63
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.72	3,613	0.35		4.62		0.38		4.59
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.61	754,867	0.45		4.54		0.48		4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.35	778,820	0.70		4.27		0.73		4.24

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20		3.02		0.22		3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21		2.99		0.23		2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30		3.15		0.32		3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35		2.84		0.37		2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45		2.78		0.47		2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70		2.56		0.72		2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20		1.17		0.22		1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23		0.98		0.25		0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30		1.03		0.32		1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35		1.01		0.37		0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45		1.00		0.47		0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70		0.68		0.72		0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20		0.99		0.22		0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23		0.95		0.25		0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30		0.87		0.32		0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35		0.77		0.37		0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45		0.75		0.47		0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70		0.49		0.72		0.47

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20		1.64		0.22		1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23		1.23		0.25		1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30		1.54		0.32		1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.43	(c)	0.37	(c)	1.41	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45		1.39		0.47		1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70		1.14		0.72		1.12

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net		value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment		end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2007-FST Shares	$1.00	$0.018	$(0.018)		$1.00	1.77%	$6,855,934	0.18	%(c)	3.55	%(c)	0.24	%(c)	3.50	%(c)
2007-FST Select Shares	1.00	0.017	(0.017)		1.00	1.76	52,015	0.21	(c)	3.51	(c)	0.27	(c)	3.45	(c)
2007-FST Preferred Shares	1.00	0.017	(0.017)		1.00	1.72	314,276	0.28	(c)	3.41	(c)	0.34	(c)	3.36	(c)
2007-FST Capital Shares	1.00	0.017	(0.017)		1.00	1.70	115,196	0.33	(c)	3.39	(c)	0.39	(c)	3.34	(c)
2007-FST Administration Shares	1.00	0.016	(0.016)		1.00	1.65	514,982	0.43	(c)	3.30	(c)	0.49	(c)	3.24	(c)
2007-FST Service Shares	1.00	0.015	(0.015)		1.00	1.52	263,732	0.68	(c)	3.05	(c)	0.74	(c)	3.00	(c)

For the Years Ended December 31,

2006-FST Shares	1.00	0.033	(0	.033)(e)	1.00	3.32	6,243,612	0.18		3.25		0.23		3.20
2006-FST Select Shares	1.00	0.032	(0	.032)(e)	1.00	3.29	101,244	0.21		3.21		0.26		3.16
2006-FST Preferred Shares	1.00	0.032	(0	.032)(e)	1.00	3.22	326,624	0.28		3.19		0.33		3.14
2006-FST Capital Shares	1.00	0.031	(0	.031)(e)	1.00	3.17	423,215	0.33		3.12		0.38		3.07
2006-FST Administration Shares	1.00	0.030	(0	.030)(e)	1.00	3.07	323,201	0.43		3.01		0.48		2.96
2006-FST Service Shares	1.00	0.028	(0	.028)(e)	1.00	2.81	172,468	0.68		2.77		0.73		2.72

2005-FST Shares	1.00	0.022	(0.022)		1.00	2.26	7,547,716	0.18		2.23		0.22		2.19
2005-FST Select Shares	1.00	0.022	(0.022)		1.00	2.23	175,764	0.21		2.20		0.25		2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)		1.00	2.16	243,181	0.28		2.16		0.32		2.12
2005-FST Capital Shares	1.00	0.021	(0.021)		1.00	2.11	220,902	0.33		2.24		0.37		2.20
2005-FST Administration Shares	1.00	0.020	(0.020)		1.00	2.01	349,087	0.43		1.98		0.47		1.94
2005-FST Service Shares	1.00	0.017	(0.017)		1.00	1.75	164,979	0.68		1.79		0.72		1.75

2004-FST Shares	1.00	0.010	(0.010)		1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
2004-FST Select Shares	1.00	0.010	(0.010)		1.00	1.02	160,472	0.21		1.02		0.25		0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)		1.00	0.94	186,208	0.28		0.94		0.32		0.90
2004-FST Capital Shares	1.00	0.009	(0.009)		1.00	0.89	32,599	0.33		0.93		0.37		0.89
2004-FST Administration Shares	1.00	0.008	(0.008)		1.00	0.79	345,968	0.43		0.81		0.47		0.77
2004-FST Service Shares	1.00	0.005	(0.005)		1.00	0.54	85,930	0.68		0.58		0.72		0.54

2003-FST Shares	1.00	0.009	(0.009)		1.00	0.89	7,052,124	0.18		0.87		0.22		0.83
2003-FST Select Shares	1.00	0.009	(0.009)		1.00	0.86	75,811	0.21		0.85		0.25		0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)		1.00	0.79	204,104	0.28		0.79		0.32		0.75
2003-FST Capital Shares	1.00	0.007	(0.007)		1.00	0.74	2,784	0.33		0.75		0.37		0.71
2003-FST Administration Shares	1.00	0.006	(0.006)		1.00	0.64	273,661	0.43		0.61		0.47		0.57
2003-FST Service Shares	1.00	0.004	(0.004)		1.00	0.39	60,412	0.68		0.38		0.72		0.34

2002-FST Shares	1.00	0.01	(0.01)		1.00	1.30	4,537,375	0.18		1.29		0.22		1.25
2002-FST Select Shares	1.00	0.01	(0.01)		1.00	1.27	30	0.21		1.28		0.25		1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)		1.00	1.20	177,825	0.28		1.20		0.32		1.16
2002-FST Capital Shares (commenced August 12)	1.00	—(d)		—(d)	1.00	0.44	7,222	0.33	(c)	0.94	(c)	0.37	(c)	0.90	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)		1.00	1.05	206,792	0.43		1.04		0.47		1.00
2002-FST Service Shares	1.00	0.01	(0.01)		1.00	0.80	69,204	0.68		0.79		0.72		0.75

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Less than $0.005 per share.
(e)	Amount includes $0.00004 of distribution from net realized gains.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statement Regarding Basis for Approval of Management Agreement (Unaudited)
     The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Funds.
     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 13, 2007 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Funds’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 14, 2006, February 7, 2007 and May 9, 2007. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Funds’ investment performance; (b) the Funds’ management fee arrangements; (c) the Investment Adviser’s management fee waivers and its undertaking to reimburse certain expenses of the Funds that exceed specified levels; (d) potential economies of scale; (e) the relative expense level of the Funds as compared to comparable funds; (f) data relating to the Investment Adviser’s profitability with respect to the Trust and the Funds; (g) the quality of the non-advisory services provided by the Investment Adviser and its affiliates; (h) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Funds; and (i) the quality of the services provided by the Funds’ unaffiliated service providers and reports on due diligence visits to outside service providers.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (d) the groups within the Investment Adviser that support the portfolio management teams, including the legal and compliance departments, the credit department, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Funds’ other service providers including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Funds’ investment performance, fees and expenses, including the Funds’ expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees received information relating to revenue sharing payments made by the Investment Adviser and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser present.
     The presentations made at the Contract Review Committee meetings and at the Annual Contract Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. While the Management Agreement for all of the Funds was approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to each Fund separately.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Funds. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Funds in comparison to other money market mutual funds; (b) general investment outlooks in the markets in which the Funds invest; (c) compliance reports; and (d) expenses borne by the Funds. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.

Goldman Sachs Trust—Financial Square Funds

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. These services include services as the Funds’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Funds and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser, including education and training initiatives.
     The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Funds to the performance rankings issued by the Outside Data Provider. This information on the Funds’ investment performance was provided for one, three and five year (and in some cases longer) periods. In addition, the Trustees considered the Funds’ investment performance in light of the investment objectives and credit parameters applicable to the Funds and the predominantly institutional investor base the Funds serve. The Trustees also considered the Funds’ compliance with regulations of the Securities and Exchange Commission (the “SEC”) applicable to money market mutual funds and the stability of the Funds’ net asset values. In light of these considerations, the Trustees concluded that the Funds were providing investment performance within a competitive range for investors.
     The Board of Trustees also considered the contractual fee rates payable by the Funds under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Funds and the Funds’ total operating expense ratios (before and after applicable fee waivers and expense reimbursements) were compared to similar information for comparable money market mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by the Outside Data Provider.
     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fee rates to relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history comparing each Fund’s expenses to a category average. The analyses also compared the Funds’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Funds.
     In addition, the Trustees reviewed information regarding potential economies of scale, and whether the Funds and their shareholders were participating in the benefits of those economies. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other mutual funds. In this connection, the Trustees noted that the fees actually paid by the Funds were reduced by the Investment Adviser’s voluntary fee waivers and that the Investment Adviser had voluntarily reimbursed certain expenses of the Funds.
     The Trustees also considered the other benefits, such as transfer agency and service fees, derived by the Investment Adviser and its affiliates from the Funds as stated above. In this regard, the Trustees noted that pursuant to exemptive orders issued by the SEC, affiliates of the Investment Adviser receive compensation in connection with certain portfolio transactions executed by the Funds. In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Funds. The Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by each of the Funds were reasonable in light of the services provided by the Investment Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that each Fund’s Management Agreement should be approved and continued.

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2007
          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund				Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
Share	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Class	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07

FST Shares
Actual	$1,000.00	$1,026.00		$0.90	$1,000.00	$1,026.00		$0.93	$1,000.00	$1,025.20		$1.03	$1,000.00	$1,024.40		$1.03
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,023.87	+	0.93	1,000.00	1,023.78	+	1.03	1,000.00	1,023.78	+	1.03

FST Select Shares
Actual	1,000.00	1,025.90		1.06	1,000.00	1,025.90		1.09	1,000.00	1,025.10		1.18	1,000.00	1,024.20		1.18
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.72	+	1.09	1,000.00	1,023.63	+	1.18	1,000.00	1,023.63	+	1.18

FST Preferred Shares
Actual	1,000.00	1,025.50		1.41	1,000.00	1,025.50		1.44	1,000.00	1,024.70		1.53	1,000.00	1,023.90		1.53
Hypothetical 5% return	1,000.00	1,023.41	+	1.41	1,000.00	1,023.38	+	1.44	1,000.00	1,023.29	+	1.53	1,000.00	1,023.28	+	1.53

FST Capital
Actual	1,000.00	1,025.30		1.66	1,000.00	1,025.20		1.69	1,000.00	1,024.50		1.78	1,000.00	1,023.60		1.78
Hypothetical 5% return	1,000.00	1,023.16	+	1.66	1,000.00	1,023.12	+	1.69	1,000.00	1,023.04	+	1.78	1,000.00	1,023.03	+	1.78

FST Administration
Actual	1,000.00	1,024.80		2.16	1,000.00	1,024.70		2.19	1,000.00	1,024.00		2.28	1,000.00	1,023.10		2.28
Hypothetical 5% return	1,000.00	1,022.66	+	2.16	1,000.00	1,022.63	+	2.19	1,000.00	1,022.54	+	2.28	1,000.00	1,022.54	+	2.28

FST Service
Actual	1,000.00	1,023.50		3.41	1,000.00	1,023.50		3.44	1,000.00	1,022.70		3.53	1,000.00	1,021.90		3.53
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.39	+	3.44	1,000.00	1,021.30	+	3.53	1,000.00	1,021.30	+	3.53

	Government Fund				Federal Fund				Tax-Free Money Market Fund

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*

FST Shares
Actual	$1,000.00	$1,025.80		$0.93	$1,000.00	$1,025.40		$1.02	$1,000.00	$1,017.70		$0.92
Hypothetical 5% return	1,000.00	1,023.88	+	0.93	1,000.00	1,023.79	+	1.02	1,000.00	1,023.88	+	0.92

FST Select Shares
Actual	1,000.00	1,025.70		1.08	1,000.00	1,025.20		1.22	1,000.00	1,017.60		1.07
Hypothetical 5% return	1,000.00	1,023.73	+	1.08	1,000.00	1,023.59	+	1.22	1,000.00	1,023.73	+	1.07

FST Preferred Shares
Actual	1,000.00	1,025.30		1.43	1,000.00	1,024.90		1.52	1,000.00	1,017.20		1.42
Hypothetical 5% return	1,000.00	1,023.38	+	1.43	1,000.00	1,023.29	+	1.52	1,000.00	1,023.39	+	1.42

FST Capital
Actual	1,000.00	1,025.10		1.68	1,000.00	1,024.60		1.77	1,000.00	1,017.00		1.67
Hypothetical 5% return	1,000.00	1,023.14	+	1.68	1,000.00	1,023.04	+	1.77	1,000.00	1,023.14	+	1.68

FST Administration
Actual	1,000.00	1,024.60		2.18	1,000.00	1,024.10		2.27	1,000.00	1,016.50		2.17
Hypothetical 5% return	1,000.00	1,022.64	+	2.18	1,000.00	1,022.55	+	2.27	1,000.00	1,022.64	+	2.18

FST Service
Actual	1,000.00	1,023.30		3.43	1,000.00	1,022.90		3.53	1,000.00	1,015.20		3.42
Hypothetical 5% return	1,000.00	1,021.40	+	3.43	1,000.00	1,021.31	+	3.53	1,000.00	1,021.40	+	3.43

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market	0.19	0.22	0.29	0.34	0.44	0.69
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Government	0.18	0.21	0.28	0.33	0.43	0.68
Federal	0.20	0.24	0.30	0.35	0.45	0.70
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of monthly dividends.
The Standardized 30-Day Yield is calculated by annualizing the net investment income per share earned over a 30-day period divided by the maximum public offering price per share on the last day of the period. This yield does not necessarily reflect income earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved.	06-260/148.1K / 08-07

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
Jessica Palmer

Alan A. Shuch
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. McNamara, Senior Vice President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSS/ SAR 06/07	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 5, 2007